Schedule of Investments
December 31, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.8%
Communication Services - 9 .8%
Diversified Telecommunication Services - 1 .5%
AT&T, Inc.
431,819 10,726,384
Verizon Communications, Inc.
149,743 6,099,033
16,825,417
Entertainment - 1 .0%
Electronic Arts, Inc.
31,640 6,465,001
ROBLOX Corp., Class A *
11,045 894,976
Spotify Technology SA *
5,624 3,265,913
Warner Bros Discovery, Inc. *
40,135 1,156,691
11,782,581
Interactive Media & Services - 6 .9%
Alphabet, Inc., Class A
89,431 27,991,903
Alphabet, Inc., Class C
79,768 25,031,199
Meta Platforms, Inc., Class A
38,724 25,561,325
Pinterest, Inc., Class A *
20,981 543,198
79,127,625
Wireless Telecommunication Services - 0 .4%
Millicom International Cellular SA
(Guatemala) 92,839 5,146,994
Total Communication Services 112,882,617
Consumer Discretionary - 8 .5%
Automobile Components - 0 .9%
BorgWarner, Inc.
137,553 6,198,138
Lear Corp.
32,189 3,688,860
9,886,998
Automobiles - 2 .0%
General Motors Co.
105,978 8,618,131
Tesla, Inc. *
32,599 14,660,422
23,278,553
Broadline Retail - 2 .6%
Amazon.com, Inc. *
102,220 23,594,420
Dillard's, Inc., Class A
6,099 3,698,068
Macy's, Inc.
110,057 2,426,757
29,719,245
Diversified Consumer Services - 0 .0% †
H&R Block, Inc. 15,050 655,879
Hotels, Restaurants & Leisure - 1 .2%
Booking Holdings, Inc.
1,041 5,574,899
Expedia Group, Inc.
22,992 6,513,863
Travel + Leisure Co.
19,785 1,395,436
13,484,198
Specialty Retail - 1 .7%
AutoNation, Inc. *
38,889 8,029,801
Best Buy Co., Inc.
11,634 778,664
Murphy USA, Inc.
4,931 1,989,757
Penske Automotive Group, Inc.
51,358 8,129,458
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 1.7% (continued)
Williams-Sonoma, Inc.
3,601 643,102
19,570,782
Textiles, Apparel & Luxury Goods - 0 .1%
PVH Corp. 17,495 1,172,515
Total Consumer Discretionary 97,768,170
Consumer Staples - 2 .2%
Consumer Staples Distribution & Retail - 0 .8%
Albertsons Cos., Inc., Class A
57,967 995,293
Kroger Co. (The)
79,194 4,948,041
Walmart, Inc.
33,685 3,752,846
9,696,180
Food Products - 0 .3%
Pilgrim's Pride Corp.
8,062 314,337
Seaboard Corp.
596 2,649,113
2,963,450
Tobacco - 1 .1%
Altria Group, Inc. 225,303 12,990,971
Total Consumer Staples 25,650,601
Energy - 3 .1%
Energy Equipment & Services - 1 .2%
Baker Hughes Co., Class A
7,166 326,339
NOV, Inc.
338,460 5,290,130
TechnipFMC plc (United Kingdom)
190,173 8,474,109
14,090,578
Oil, Gas & Consumable Fuels - 1 .9%
APA Corp.
49,144 1,202,062
Coterra Energy, Inc.
48,146 1,267,203
Devon Energy Corp.
67,954 2,489,155
Exxon Mobil Corp.
74,951 9,019,603
HF Sinclair Corp.
135,520 6,244,762
Valero Energy Corp.
8,742 1,423,110
21,645,895
Total Energy 35,736,473
Financials - 16 .2%
Banks - 4 .4%
Bank of America Corp.
39,158 2,153,690
Bank OZK
130,554 6,008,095
BOK Financial Corp.
11,651 1,380,177
Citigroup, Inc.
106,061 12,376,258
Citizens Financial Group, Inc.
69,794 4,076,668
Comerica, Inc.
5,311 461,685
First Hawaiian, Inc.
16,989 429,822
FNB Corp.
25,005 427,585
JPMorgan Chase & Co.
14,700 4,736,634
M&T Bank Corp.
5,005 1,008,407
Popular, Inc.
79,819 9,939,062
US Bancorp
28,919 1,543,118
Wells Fargo & Co.
23,700 2,208,840

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 4.4% (continued)
Zions Bancorp NA
59,477 3,481,784
50,231,825
Capital Markets - 1 .4%
Bank of New York Mellon Corp.
(The) 70,270 8,157,644
Invesco Ltd.
137,133 3,602,484
Janus Henderson Group plc
25,584 1,217,031
State Street Corp.
21,853 2,819,256
XP, Inc., Class A (Brazil)
41,931 686,410
16,482,825
Consumer Finance - 1 .1%
Ally Financial, Inc.
18,361 831,570
Capital One Financial Corp.
1,434 347,544
Synchrony Financial
145,322 12,124,214
13,303,328
Financial Services - 2 .8%
Berkshire Hathaway, Inc., Class B *
31,710 15,939,032
Global Payments, Inc.
14,577 1,128,260
MGIC Investment Corp.
271,652 7,937,671
Western Union Co. (The)
725,419 6,753,651
31,758,614
Insurance - 6 .5%
Allstate Corp. (The)
42,820 8,912,983
Arch Capital Group Ltd. *
3,934 377,349
Assurant, Inc.
2,455 591,287
Assured Guaranty Ltd.
10,974 986,233
Axis Capital Holdings Ltd.
119,619 12,809,999
CNA Financial Corp.
83,847 4,002,856
Everest Group Ltd.
30,124 10,222,579
Globe Life, Inc.
11,146 1,558,880
Hanover Insurance Group, Inc.
(The) 13,048 2,384,783
Hartford Insurance Group, Inc. (The)
49,516 6,823,305
Lincoln National Corp.
40,119 1,786,499
MetLife, Inc.
9,641 761,061
Old Republic International Corp.
164,922 7,527,040
Reinsurance Group of America, Inc.
3,081 626,860
RenaissanceRe Holdings Ltd.
15,450 4,343,922
Travelers Cos., Inc. (The)
2,477 718,479
Unum Group
141,651 10,977,952
75,412,067
Total Financials 187,188,659
Health Care - 6 .7%
Biotechnology - 3 .0%
AbbVie, Inc.
14,751 3,370,456
Biogen, Inc. *
2,585 454,934
Exelixis, Inc. *
126,225 5,532,442
Gilead Sciences, Inc.
48,018 5,893,729
Halozyme Therapeutics, Inc. *
37,368 2,514,866
Incyte Corp. *
41,949 4,143,303
Regeneron Pharmaceuticals, Inc.
5,386 4,157,292
INVESTMENTS SHARES VALUE ($)
Biotechnology - 3.0% (continued)
United Therapeutics Corp. *
18,158 8,847,486
34,914,508
Health Care Providers & Services - 2 .2%
Cardinal Health, Inc.
11,250 2,311,875
Cigna Group (The)
24,624 6,777,264
CVS Health Corp.
17,818 1,414,036
Elevance Health, Inc.
16,276 5,705,552
McKesson Corp.
9,534 7,820,645
Tenet Healthcare Corp. *
2,949 586,025
24,615,397
Life Sciences Tools & Services - 0 .5%
Medpace Holdings, Inc. * 9,690 5,442,388
Pharmaceuticals - 1 .0%
Bristol-Myers Squibb Co.
60,156 3,244,815
Corcept Therapeutics, Inc. *
8,729 303,769
Eli Lilly & Co.
343 368,615
Johnson & Johnson
11,460 2,371,647
Merck & Co., Inc.
26,385 2,777,285
Pfizer, Inc.
75,930 1,890,657
Royalty Pharma plc, Class A
23,718 916,464
11,873,252
Total Health Care 76,845,545
Industrials - 10 .6%
Aerospace & Defense - 5 .3%
ATI, Inc. *
3,575 410,267
Curtiss-Wright Corp.
9,452 5,210,604
GE Aerospace
29,744 9,162,044
General Dynamics Corp.
28,396 9,559,797
Howmet Aerospace, Inc.
40,076 8,216,382
Huntington Ingalls Industries, Inc.
19,020 6,468,132
L3Harris Technologies, Inc.
2,445 717,779
Rocket Lab Corp. *
19,166 1,337,020
RTX Corp.
47,810 8,768,354
Textron, Inc.
112,935 9,844,544
Woodward, Inc.
4,244 1,283,046
60,977,969
Construction & Engineering - 0 .6%
EMCOR Group, Inc.
10,145 6,206,609
Valmont Industries, Inc.
2,471 994,133
7,200,742
Electrical Equipment - 1 .9%
Acuity, Inc.
29,326 10,558,533
GE Vernova, Inc.
14,199 9,280,040
Sensata Technologies Holding plc
50,726 1,688,669
21,527,242

Schedule of Investments
December 31, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .4%
Norfolk Southern Corp.
4,517 1,304,148
Ryder System, Inc.
15,452 2,957,358
U-Haul Holding Co. *
1,585 79,900
4,341,406
Machinery - 1 .7%
Allison Transmission Holdings, Inc.
70,084 6,861,224
Cummins, Inc.
5,311 2,711,000
Gates Industrial Corp. plc *
21,228 455,765
Mueller Industries, Inc.
7,785 893,718
Oshkosh Corp.
28,905 3,631,335
Snap-on, Inc.
16,004 5,514,978
20,068,020
Passenger Airlines - 0 .1%
United Airlines Holdings, Inc. * 14,499 1,621,278
Professional Services - 0 .5%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 2,074,581
Concentrix Corp.
93,656 3,894,217
5,968,798
Trading Companies & Distributors - 0 .1%
Air Lease Corp., Class A
4,963 318,774
WESCO International, Inc.
2,114 517,169
835,943
Total Industrials 122,541,398
Information Technology - 31 .5%
Communications Equipment - 2 .3%
Arista Networks, Inc. *
53,709 7,037,490
Ciena Corp. *
31,169 7,289,494
Cisco Systems, Inc.
89,053 6,859,753
F5, Inc. *
8,105 2,068,882
Ubiquiti, Inc.
6,636 3,672,031
26,927,650
Electronic Equipment, Instruments & Components - 1 .9%
Amphenol Corp., Class A
4,560 616,238
Arrow Electronics, Inc. *
34,780 3,832,060
Avnet, Inc.
50,244 2,415,732
Jabil, Inc.
46,975 10,711,240
TD SYNNEX Corp.
29,356 4,410,152
21,985,422
IT Services - 0 .3%
DXC Technology Co. * 217,826 3,191,151
Semiconductors & Semiconductor Equipment - 12 .5%
Advanced Micro Devices, Inc. *
10,260 2,197,282
Amkor Technology, Inc.
143,962 5,683,620
Applied Materials, Inc.
16,038 4,121,606
Broadcom, Inc.
84,734 29,326,437
Cirrus Logic, Inc. *
30,079 3,564,361
KLA Corp.
1,636 1,987,871
Lam Research Corp.
32,289 5,527,231
Micron Technology, Inc.
51,627 14,734,862
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 12.5% (continued)
NVIDIA Corp.
383,589 71,539,348
Qorvo, Inc. *
9,222 779,351
QUALCOMM, Inc.
21,681 3,708,535
Skyworks Solutions, Inc.
13,280 842,085
144,012,589
Software - 7 .9%
Adobe, Inc. *
5,223 1,827,998
AppLovin Corp., Class A *
5,521 3,720,160
Dropbox, Inc., Class A *
89,336 2,483,541
Microsoft Corp.
129,624 62,688,759
Palantir Technologies, Inc., Class A *
32,660 5,805,315
Pegasystems, Inc.
19,104 1,140,891
RingCentral, Inc., Class A *
29,920 864,089
Teradata Corp. *
79,255 2,412,522
Zoom Communications, Inc., Class
A * 119,537 10,314,848
91,258,123
Technology Hardware, Storage & Peripherals - 6 .6%
Apple, Inc.
229,434 62,373,927
Dell Technologies, Inc., Class C
14,944 1,881,151
Hewlett Packard Enterprise Co.
28,084 674,577
HP, Inc.
259,193 5,774,820
Western Digital Corp.
29,136 5,019,259
75,723,734
Total Information Technology 363,098,669
Materials - 3 .6%
Chemicals - 1 .2%
CF Industries Holdings, Inc.
40,185 3,107,908
Mosaic Co. (The)
451,175 10,868,806
13,976,714
Metals & Mining - 2 .4%
Alcoa Corp.
61,609 3,273,902
Anglogold Ashanti plc (Australia)
92,177 7,860,855
Newmont Corp.
129,856 12,966,122
Nucor Corp.
2,013 328,340
Reliance, Inc.
2,487 718,420
Royal Gold, Inc.
3,781 840,478
Southern Copper Corp. (Mexico)
6,999 1,004,146
26,992,263
Total Materials 40,968,977
Utilities - 0 .6%
Electric Utilities - 0 .0% †
Edison International 8,741 524,635
Gas Utilities - 0 .4%
National Fuel Gas Co.
34,634 2,772,798
UGI Corp.
41,840 1,566,071
4,338,869

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 0 .2%
AES Corp. (The) 138,068 1,979,895
Total Utilities 6,843,399
TOTAL COMMON STOCKS
(Cost $509,970,065) 1,069,524,508
SHORT-TERM INVESTMENTS - 6.6%
INVESTMENT COMPANIES - 6 .6%
Limited Purpose Cash Investment
Fund, 3.78% (a)
(Cost $76,146,627) 76,146,627 76,146,627
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $586,116,692) 1,145,671,135
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 6,821,724
NET ASSETS - 100.0% 1,152,492,859
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 112,882,617 9 .8%
Consumer Discretionary 97,768,170 8 .5
Consumer Staples 25,650,601 2 .2
Energy 35,736,473 3 .1
Financials 187,188,659 16 .2
Health Care 76,845,545 6 .7
Industrials 122,541,398 10 .6
Information Technology 363,098,669 31 .5
Materials 40,968,977 3 .6
Utilities 6,843,399 0 .6
Investment Companies 76,146,627 6 .6
Total Investments In Securities
At Value 1,145,671,135 99 .4
Other Assets in Excess of
Liabilities ‡ 6,821,724 0 .6
Net Assets
$ 1,152,492,859 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 203 3/2026 USD $ 69,958,875 $ 203,959
Net unrealized appreciation $ 203,959

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.5%
Communication Services - 3 .3%
Diversified Telecommunication Services - 0 .8%
Bandwidth, Inc., Class A *
6,424 99,251
Globalstar, Inc. *
1,050 64,092
IDT Corp., Class B
13,308 681,502
Lumen Technologies, Inc. *
40,197 312,331
1,157,176
Entertainment - 0 .2%
Cinemark Holdings, Inc.
5,937 137,976
Eventbrite, Inc., Class A *
3,575 15,909
IMAX Corp. *
1,317 48,676
Playtika Holding Corp.
16,960 66,992
269,553
Interactive Media & Services - 1 .3%
Angi, Inc. *
2,969 38,389
Cargurus, Inc., Class A *
6,208 238,077
EverQuote, Inc., Class A *
18,805 507,735
fuboTV, Inc. *
32,818 82,701
Travelzoo *
61,266 436,214
TripAdvisor, Inc. *
2,692 39,196
Yelp, Inc., Class A *
12,791 388,718
Ziff Davis, Inc. *
1,204 42,321
1,773,351
Media - 0 .8%
AMC Networks, Inc., Class A *
18,161 172,893
EW Scripps Co. (The), Class A *
3,059 12,205
Gray Media, Inc.
61,669 298,478
Nexxen International Ltd. (Israel) *
61,892 404,773
TEGNA, Inc.
6,558 127,291
USA TODAY Co., Inc. *
18,446 94,997
1,110,637
Wireless Telecommunication Services - 0 .2%
Telephone and Data Systems, Inc. 4,883 200,203
Total Communication Services 4,510,920
Consumer Discretionary - 8 .3%
Automobile Components - 1 .6%
American Axle & Manufacturing
Holdings, Inc. * 64,101 410,887
Cooper-Standard Holdings, Inc. *
1,394 45,765
Garrett Motion, Inc. (Switzerland)
23,053 401,814
Motorcar Parts of America, Inc. *
23,491 289,879
Patrick Industries, Inc.
3,027 328,218
Strattec Security Corp. *
8,485 646,048
Visteon Corp.
414 39,371
2,161,982
Diversified Consumer Services - 1 .8%
Adtalem Global Education, Inc. *
2,445 252,984
American Public Education, Inc. *
17,906 676,847
Coursera, Inc. *
34,209 251,778
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1.8% (continued)
European Wax Center, Inc., Class
A * 11,114 40,010
Graham Holdings Co., Class B
43 47,240
Perdoceo Education Corp.
33,829 992,205
Stride, Inc. *
3,904 253,487
2,514,551
Hotels, Restaurants & Leisure - 1 .0%
Bloomin' Brands, Inc.
36,308 224,020
Brinker International, Inc. *
2,169 311,295
Dine Brands Global, Inc.
4,103 131,871
El Pollo Loco Holdings, Inc. *
13,987 146,304
Monarch Casino & Resort, Inc.
646 61,822
RCI Hospitality Holdings, Inc.
4,160 99,174
Rush Street Interactive, Inc. *
10,382 201,722
Super Group SGHC Ltd. (Guernsey)
13,082 156,330
1,332,538
Household Durables - 1 .0%
Century Communities, Inc.
665 39,468
Cricut, Inc., Class A
8,043 39,813
Flexsteel Industries, Inc.
1,150 45,413
KB Home
4,244 239,404
Leggett & Platt, Inc.
4,501 49,511
M/I Homes, Inc. *
3,179 406,753
Taylor Morrison Home Corp., Class
A * 6,215 365,877
Tri Pointe Homes, Inc. *
6,166 194,044
1,380,283
Leisure Products - 0 .2%
Acushnet Holdings Corp.
1,421 113,424
JAKKS Pacific, Inc.
6,064 102,360
215,784
Specialty Retail - 2 .2%
Abercrombie & Fitch Co., Class A *
590 74,263
Academy Sports & Outdoors, Inc.
2,371 118,455
America's Car-Mart, Inc. *
2,951 74,542
Asbury Automotive Group, Inc. *
1,971 458,317
Build-A-Bear Workshop, Inc.
4,526 277,308
Caleres, Inc.
3,931 47,840
Genesco, Inc. *
4,233 104,852
Group 1 Automotive, Inc.
2,004 788,173
J Jill, Inc.
4,067 55,799
Petco Health & Wellness Co., Inc.,
Class A * 33,477 94,070
Sally Beauty Holdings, Inc. *
8,157 116,319
Signet Jewelers Ltd.
4,375 362,600
Sonic Automotive, Inc., Class A
646 39,962
Upbound Group, Inc.
4,505 79,108
Urban Outfitters, Inc. *
4,929 370,957
3,062,565

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 0 .5%
Capri Holdings Ltd. *
5,482 133,761
Figs, Inc., Class A *
17,561 199,493
G-III Apparel Group Ltd.
12,955 375,177
Rocky Brands, Inc.
1,882 55,199
763,630
Total Consumer Discretionary 11,431,333
Consumer Staples - 3 .3%
Beverages - 0 .2%
Vita Coco Co., Inc. (The) * 5,335 282,809
Consumer Staples Distribution & Retail - 0 .8%
Ingles Markets, Inc., Class A
7,717 529,000
United Natural Foods, Inc. *
14,300 481,481
Village Super Market, Inc., Class A
1,242 43,961
Weis Markets, Inc.
824 52,810
1,107,252
Food Products - 1 .5%
Cal-Maine Foods, Inc.
5,302 421,880
Dole plc
6,896 103,371
Fresh Del Monte Produce, Inc.
28,551 1,017,272
John B Sanfilippo & Son, Inc.
2,169 153,132
Seneca Foods Corp., Class A *
3,894 430,793
2,126,448
Personal Care Products - 0 .2%
Lifevantage Corp.
16,441 101,276
Nu Skin Enterprises, Inc., Class A
18,872 181,549
282,825
Tobacco - 0 .6%
Turning Point Brands, Inc.
7,223 782,973
Universal Corp.
780 41,145
824,118
Total Consumer Staples 4,623,452
Energy - 5 .2%
Energy Equipment & Services - 1 .8%
Bristow Group, Inc. *
5,263 192,731
Expro Group Holdings NV *
9,030 120,551
Forum Energy Technologies, Inc. *
4,992 184,454
Liberty Energy, Inc., Class A
7,133 131,675
National Energy Services Reunited
Corp. * 10,590 165,839
Oceaneering International, Inc. *
2,987 71,778
Oil States International, Inc. *
24,143 163,448
Patterson-UTI Energy, Inc.
42,840 261,752
ProPetro Holding Corp. *
12,623 120,045
Ranger Energy Services, Inc., Class
A 40,809 570,510
RPC, Inc.
16,721 90,962
TETRA Technologies, Inc. *
23,096 216,410
Tidewater, Inc. *
4,428 223,658
2,513,813
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3 .4%
Ardmore Shipping Corp. (Ireland)
27,700 293,343
California Resources Corp.
1,659 74,174
Centrus Energy Corp., Class A *
1,442 350,060
Dorian LPG Ltd.
7,568 184,205
Green Plains, Inc. *
5,555 54,439
Gulfport Energy Corp. *
1,059 220,261
Lightbridge Corp. *
2,487 31,436
Navigator Holdings Ltd.
2,370 41,048
Par Pacific Holdings, Inc. *
8,404 295,317
Peabody Energy Corp.
16,710 496,287
REX American Resources Corp. *
1,522 49,191
Riley Exploration Permian, Inc.
1,565 41,316
SandRidge Energy, Inc.
14,982 216,190
Scorpio Tankers, Inc. (Monaco)
9,931 504,793
SM Energy Co.
21,893 409,399
Teekay Corp. Ltd.
22,416 202,417
Teekay Tankers Ltd., Class A
(Canada) 23,198 1,239,237
4,703,113
Total Energy 7,216,926
Financials - 19 .1%
Banks - 9 .3%
1st Source Corp.
4,426 276,581
Amalgamated Financial Corp.
5,637 180,553
Ameris Bancorp
1,812 134,577
Associated Banc-Corp.
2,189 56,389
Atlantic Union Bankshares Corp.
1,580 55,774
Bancorp, Inc. (The) *
3,304 223,086
BankUnited, Inc.
2,616 116,595
Bankwell Financial Group, Inc.
934 42,796
Bar Harbor Bankshares
2,336 72,533
Cadence Bank
8,714 373,308
Carter Bankshares, Inc. *
2,321 45,631
Cathay General Bancorp
6,118 296,050
Central Pacific Financial Corp.
12,355 384,982
Civista Bancshares, Inc.
2,761 61,349
CNB Financial Corp.
8,648 226,318
Community Trust Bancorp, Inc.
5,113 288,884
ConnectOne Bancorp, Inc.
2,825 74,071
Customers Bancorp, Inc. *
6,801 497,289
Enterprise Financial Services Corp.
1,345 72,630
Farmers National Banc Corp.
3,435 45,754
First Busey Corp.
4,620 109,910
First Business Financial Services,
Inc. 2,843 154,375
First Community Bankshares, Inc.
2,312 77,984
First Financial Bancorp
3,104 77,662
First Financial Corp.
13,265 801,471
First Merchants Corp.
5,789 216,972
First Mid Bancshares, Inc.
2,209 86,151
Flushing Financial Corp.
2,844 43,143
Fulton Financial Corp.
5,753 111,205
Great Southern Bancorp, Inc.
7,773 478,506
Hancock Whitney Corp.
2,585 164,613

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 9.3% (continued)
Hanmi Financial Corp.
21,357 577,280
Heritage Commerce Corp.
17,381 208,746
Heritage Financial Corp.
1,781 42,121
Home Bancorp, Inc.
4,320 249,696
HomeTrust Bancshares, Inc.
3,361 144,321
Hope Bancorp, Inc.
17,674 193,707
Independent Bank Corp.
7,972 259,329
International Bancshares Corp.
10,172 675,828
Mercantile Bank Corp.
4,280 205,868
Metropolitan Bank Holding Corp.
6,357 485,421
NBT Bancorp, Inc.
2,515 104,423
Northeast Bank
832 86,470
Northfield Bancorp, Inc.
12,707 145,241
Northrim Bancorp, Inc.
5,607 149,202
OceanFirst Financial Corp.
17,438 313,012
OFG Bancorp
3,824 156,708
Old Second Bancorp, Inc.
4,535 88,432
Origin Bancorp, Inc.
3,000 112,830
Pathward Financial, Inc.
2,319 164,649
Peapack-Gladstone Financial Corp.
8,407 234,135
Peoples Bancorp, Inc.
1,472 44,204
Provident Financial Services, Inc.
4,829 95,373
S&T Bancorp, Inc.
4,944 194,546
Shore Bancshares, Inc.
13,964 246,884
SmartFinancial, Inc.
4,060 150,179
South Plains Financial, Inc.
1,487 57,696
Southern Missouri Bancorp, Inc.
2,063 121,965
Third Coast Bancshares, Inc. *
8,064 306,513
TrustCo Bank Corp.
5,633 232,812
UMB Financial Corp.
910 104,686
Univest Financial Corp.
12,927 423,230
Valley National Bancorp
21,204 247,663
WesBanco, Inc.
5,131 170,554
Westamerica Bancorp
1,648 78,824
12,919,690
Capital Markets - 0 .7%
Acadian Asset Management, Inc.
4,263 200,361
Diamond Hill Investment Group, Inc.
391 66,274
Donnelley Financial Solutions, Inc. *
4,172 194,791
StoneX Group, Inc. *
4,477 425,897
Virtus Investment Partners, Inc.
373 60,855
948,178
Consumer Finance - 2 .0%
Atlanticus Holdings Corp. *
2,390 160,011
Bread Financial Holdings, Inc.
11,627 860,747
Enova International, Inc. *
2,754 432,929
Green Dot Corp., Class A *
9,583 122,758
Oportun Financial Corp. *
81,249 429,807
OppFi, Inc.
14,507 151,743
PROG Holdings, Inc.
1,407 41,492
Regional Management Corp.
10,014 388,043
World Acceptance Corp. *
1,247 175,066
2,762,596
INVESTMENTS SHARES VALUE ($)
Financial Services - 1 .8%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 8,338 371,875
International Money Express, Inc. *
4,163 63,944
Jackson Financial, Inc., Class A
8,481 904,499
NCR Atleos Corp. *
7,988 304,423
NewtekOne, Inc.
8,216 93,251
Onity Group, Inc. *
1,081 49,499
Pagseguro Digital Ltd., Class A
(Brazil) 45,978 443,228
Paysafe Ltd. *
4,930 39,884
Priority Technology Holdings, Inc. *
21,119 115,098
Radian Group, Inc.
1,481 53,301
Sezzle, Inc. *
660 41,893
2,480,895
Insurance - 5 .1%
American Coastal Insurance Corp.
12,239 154,579
Donegal Group, Inc., Class A
9,375 187,313
Employers Holdings, Inc.
12,307 531,293
Fidelis Insurance Holdings Ltd.
(United Kingdom) 34,389 672,993
Genworth Financial, Inc., Class A *
80,234 724,513
Hamilton Insurance Group Ltd.,
Class B * 13,867 386,889
HCI Group, Inc.
1,802 345,425
Heritage Insurance Holdings, Inc. *
15,545 454,847
Horace Mann Educators Corp.
6,336 292,597
Investors Title Co.
580 144,791
James River Group Holdings, Inc.
41,787 265,765
Kingstone Cos., Inc.
8,468 142,516
Mercury General Corp.
6,336 595,964
ProAssurance Corp. *
2,603 62,888
Safety Insurance Group, Inc.
3,884 302,602
Selective Insurance Group, Inc.
4,313 360,869
SiriusPoint Ltd. (Sweden) *
7,840 171,618
Stewart Information Services Corp.
3,042 213,731
United Fire Group, Inc.
4,926 179,060
Universal Insurance Holdings, Inc.
25,761 870,722
7,060,975
Mortgage Real Estate Investment Trusts (REITs) - 0 .2%
Arbor Realty Trust, Inc.
6,322 49,059
Blackstone Mortgage Trust, Inc.,
Class A 9,163 175,288
224,347
Total Financials 26,396,681
Health Care - 16 .5%
Biotechnology - 8 .5%
Abeona Therapeutics, Inc. *
12,533 66,049
ACADIA Pharmaceuticals, Inc. *
25,211 673,386
ADMA Biologics, Inc. *
30,828 562,303
Akebia Therapeutics, Inc. *
48,427 77,967
Aldeyra Therapeutics, Inc. *
12,135 62,859
Alkermes plc *
31,888 892,226

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 8.5% (continued)
Arcutis Biotherapeutics, Inc. *
6,438 186,960
Arrowhead Pharmaceuticals, Inc. *
1,623 107,751
Aurinia Pharmaceuticals, Inc.
(Canada) * 5,691 90,771
Avidity Biosciences, Inc. *
4,725 340,814
Bridgebio Pharma, Inc. *
4,710 360,268
CareDx, Inc. *
6,304 118,767
Catalyst Pharmaceuticals, Inc. *
45,441 1,060,593
Cidara Therapeutics, Inc. *
731 161,471
Cogent Biosciences, Inc. *
6,128 217,667
Coherus Oncology, Inc. *
31,983 45,416
Compass Therapeutics, Inc. *
13,392 71,915
Emergent BioSolutions, Inc. *
25,892 320,025
GRAIL, Inc. *
3,513 300,678
Ironwood Pharmaceuticals, Inc.,
Class A * 27,768 93,578
Keros Therapeutics, Inc. *
13,691 278,749
Kodiak Sciences, Inc. *
3,492 97,636
Krystal Biotech, Inc. *
1,043 257,141
Kura Oncology, Inc. *
33,934 352,574
Madrigal Pharmaceuticals, Inc. *
809 471,113
Monte Rosa Therapeutics, Inc. *
16,710 262,013
Myriad Genetics, Inc. *
38,149 234,616
Novavax, Inc. *
27,112 182,193
Organogenesis Holdings, Inc., Class
A * 46,378 240,238
PDL BioPharma, Inc. (3)*
32,677 1,029
Praxis Precision Medicines, Inc. *
936 275,877
Precigen, Inc. *
20,486 85,632
PTC Therapeutics, Inc. *
9,964 756,865
Puma Biotechnology, Inc. *
103,175 613,891
Rhythm Pharmaceuticals, Inc. *
2,194 234,846
Rigel Pharmaceuticals, Inc. *
15,440 661,295
Soleno Therapeutics, Inc. *
1,559 72,182
Stoke Therapeutics, Inc. *
12,666 402,019
TG Therapeutics, Inc. *
1,378 41,078
Travere Therapeutics, Inc. *
4,961 189,560
UroGen Pharma Ltd. *
4,922 115,273
Vericel Corp. *
1,151 41,448
Zenas Biopharma, Inc. *
2,922 106,098
11,784,830
Health Care Equipment & Supplies - 0 .8%
Bioventus, Inc., Class A *
8,906 66,261
Embecta Corp.
19,507 231,743
iRhythm Technologies, Inc. *
246 43,650
Lantheus Holdings, Inc. *
1,776 118,193
LeMaitre Vascular, Inc.
1,143 92,697
Tactile Systems Technology, Inc. *
19,915 577,535
1,130,079
Health Care Providers & Services - 3 .2%
AdaptHealth Corp., Class A *
71,911 716,234
Alignment Healthcare, Inc. *
19,576 386,626
Ardent Health, Inc. *
35,282 311,540
Community Health Systems, Inc. *
91,045 284,060
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.2% (continued)
CorVel Corp. *
7,221 488,645
Cross Country Healthcare, Inc. *
1,198 9,704
Ensign Group, Inc. (The)
3,439 599,074
GeneDx Holdings Corp. *
968 125,898
Guardant Health, Inc. *
716 73,132
Hims & Hers Health, Inc. *
7,303 237,129
Oncology Institute, Inc. (The) *
11,856 42,207
Pediatrix Medical Group, Inc. *
43,760 936,026
Select Medical Holdings Corp.
2,740 40,689
Strata Critical Medical, Inc. *
16,437 79,062
Viemed Healthcare, Inc. *
6,096 45,293
4,375,319
Health Care Technology - 0 .3%
HealthStream, Inc.
1,707 39,381
Teladoc Health, Inc. *
11,195 78,365
TruBridge, Inc. *
11,545 254,798
372,544
Life Sciences Tools & Services - 0 .2%
Adaptive Biotechnologies Corp. *
3,343 54,290
CryoPort, Inc. *
6,788 65,165
Niagen Bioscience, Inc. *
25,388 161,468
280,923
Pharmaceuticals - 3 .5%
Amneal Pharmaceuticals, Inc. *
60,740 765,324
Collegium Pharmaceutical, Inc. *
6,143 284,421
CorMedix, Inc. *
24,460 284,470
Harmony Biosciences Holdings,
Inc. * 27,886 1,043,494
Indivior plc (United Kingdom) *
14,738 528,799
Innoviva, Inc. *
10,755 214,993
Nuvation Bio, Inc. *
21,099 189,047
Pacira BioSciences, Inc. *
16,030 414,856
Phibro Animal Health Corp., Class A
6,843 255,655
Prestige Consumer Healthcare,
Inc. * 680 41,949
SIGA Technologies, Inc.
92,431 564,753
Supernus Pharmaceuticals, Inc. *
1,151 57,205
Terns Pharmaceuticals, Inc. *
6,483 261,913
4,906,879
Total Health Care 22,850,574
Industrials - 16 .3%
Aerospace & Defense - 2 .0%
AAR Corp. *
1,965 162,682
AerSale Corp. *
16,729 118,943
Archer Aviation, Inc., Class A *
26,952 202,679
Astronics Corp. *
5,203 282,211
Byrna Technologies, Inc. *
8,564 143,789
Ducommun, Inc. *
1,921 182,745
Intuitive Machines, Inc. *
3,438 55,799
Kratos Defense & Security
Solutions, Inc. * 7,679 582,913
Moog, Inc., Class A
1,353 329,523

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 2.0% (continued)
National Presto Industries, Inc.
997 106,440
Park Aerospace Corp.
2,079 44,366
V2X, Inc. *
7,922 432,145
VSE Corp.
419 72,391
2,716,626
Air Freight & Logistics - 0 .1%
Hub Group, Inc., Class A 4,758 202,738
Building Products - 0 .8%
Apogee Enterprises, Inc.
5,518 200,911
Insteel Industries, Inc.
2,902 91,906
UFP Industries, Inc.
9,180 835,839
1,128,656
Commercial Services & Supplies - 0 .9%
ACCO Brands Corp.
49,383 184,198
Deluxe Corp.
7,331 163,701
Ennis, Inc.
4,970 89,510
GEO Group, Inc. (The) *
5,381 86,742
Healthcare Services Group, Inc. *
10,967 209,689
HNI Corp.
820 34,473
Interface, Inc., Class A
14,577 406,990
Quad/Graphics, Inc.
20,180 126,529
1,301,832
Construction & Engineering - 3 .6%
Argan, Inc.
3,319 1,039,909
Dycom Industries, Inc. *
514 173,681
Fluor Corp. *
28,780 1,140,551
Granite Construction, Inc.
390 44,987
IES Holdings, Inc. *
560 217,851
Limbach Holdings, Inc. *
557 43,362
Matrix Service Co. *
5,834 68,258
MYR Group, Inc. *
1,745 381,283
NWPX Infrastructure, Inc. *
1,705 106,545
Orion Group Holdings, Inc. *
4,482 44,551
Primoris Services Corp.
3,276 406,683
Sterling Infrastructure, Inc. *
2,322 711,066
Tutor Perini Corp.
9,994 669,798
5,048,525
Electrical Equipment - 3 .2%
Allient, Inc.
3,855 207,206
American Superconductor Corp. *
4,047 116,473
Amprius Technologies, Inc. *
37,098 292,703
Array Technologies, Inc. *
31,057 286,346
Atkore, Inc.
5,558 351,543
Bloom Energy Corp., Class A *
9,262 804,775
EnerSys
2,157 316,540
Eos Energy Enterprises, Inc. *
5,873 67,305
LSI Industries, Inc.
2,172 39,791
Nextpower, Inc., Class A *
6,663 580,414
NuScale Power Corp. *
3,372 47,781
Powell Industries, Inc.
936 298,378
Power Solutions International, Inc. *
7,117 406,665
Preformed Line Products Co.
548 113,277
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 3.2% (continued)
Shoals Technologies Group, Inc.,
Class A * 27,534 234,039
Vicor Corp. *
3,106 340,418
4,503,654
Ground Transportation - 0 .3%
ArcBest Corp.
1,552 115,143
Covenant Logistics Group, Inc.,
Class A 11,178 246,363
361,506
Machinery - 2 .0%
Astec Industries, Inc.
1,701 73,687
Atmus Filtration Technologies, Inc.
868 45,058
Blue Bird Corp. *
9,145 429,815
Chart Industries, Inc. *
1,908 393,487
Columbus McKinnon Corp.
3,979 68,638
Enpro, Inc.
191 40,899
Federal Signal Corp.
2,937 318,929
Greenbrier Cos., Inc. (The)
4,133 193,176
Hyster-Yale, Inc.
1,332 39,574
Luxfer Holdings plc (United
Kingdom) 11,262 152,375
Manitowoc Co., Inc. (The) *
19,500 233,805
Miller Industries, Inc.
1,588 59,344
Mueller Water Products, Inc., Class
A 2,612 62,218
Proto Labs, Inc. *
2,510 126,981
REV Group, Inc.
2,172 132,079
SPX Technologies, Inc. *
209 41,812
Standex International Corp.
367 79,742
Watts Water Technologies, Inc.,
Class A 628 173,340
Worthington Enterprises, Inc.
727 37,491
2,702,450
Marine Transportation - 0 .6%
Costamare, Inc. (Monaco)
37,587 593,499
Matson, Inc.
1,358 167,781
Safe Bulkers, Inc. (Monaco)
10,743 51,781
813,061
Passenger Airlines - 0 .4%
Joby Aviation, Inc. *
4,000 52,800
SkyWest, Inc. *
1,956 196,402
Sun Country Airlines Holdings, Inc. *
16,879 242,889
492,091
Professional Services - 1 .6%
Barrett Business Services, Inc.
8,892 321,979
CSG Systems International, Inc.
749 57,441
IBEX Holdings Ltd. *
5,247 200,330
Kelly Services, Inc., Class A
16,530 145,464
Kforce, Inc.
5,911 182,768
Legalzoom.com, Inc. *
27,907 277,117
Mistras Group, Inc. *
4,238 53,611
Planet Labs PBC *
15,813 311,832

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.6% (continued)
Resolute Holdings Management,
Inc. * 1,819 375,496
TTEC Holdings, Inc. *
27,756 99,922
Willdan Group, Inc. *
1,646 170,624
2,196,584
Trading Companies & Distributors - 0 .8%
BlueLinx Holdings, Inc. *
968 59,464
Boise Cascade Co.
7,362 541,843
DNOW, Inc. *
4,106 54,405
DXP Enterprises, Inc. *
1,041 114,291
Hudson Technologies, Inc. *
10,442 71,528
Rush Enterprises, Inc., Class A
5,480 295,591
1,137,122
Total Industrials 22,604,845
Information Technology - 18 .7%
Communications Equipment - 2 .2%
ADTRAN Holdings, Inc. *
4,879 42,399
Aviat Networks, Inc. *
20,133 430,444
BK Technologies Corp. *
3,250 242,417
Calix, Inc. *
1,124 59,493
CommScope Holding Co., Inc. *
44,232 801,926
Digi International, Inc. *
3,524 152,554
Extreme Networks, Inc. *
7,053 117,432
NETGEAR, Inc. *
11,403 279,716
NetScout Systems, Inc. *
18,764 507,754
Viasat, Inc. *
12,854 442,949
3,077,084
Electronic Equipment, Instruments & Components - 5 .3%
Advanced Energy Industries, Inc.
1,168 244,544
Arlo Technologies, Inc. *
30,724 429,829
Bel Fuse, Inc., Class B
726 123,151
Belden, Inc.
1,229 143,240
Benchmark Electronics, Inc.
5,586 238,857
Climb Global Solutions, Inc.
379 38,957
Daktronics, Inc. *
22,394 442,729
ePlus, Inc.
6,394 560,754
Fabrinet (Thailand) *
2,096 954,267
Insight Enterprises, Inc. *
5,484 446,781
Kimball Electronics, Inc. *
20,029 557,207
Methode Electronics, Inc.
16,836 111,791
M-Tron Industries, Inc. *
2,346 124,854
nLight, Inc. *
6,680 250,567
Ouster, Inc. *
9,615 208,069
PC Connection, Inc.
6,496 375,209
Plexus Corp. *
566 83,202
Sanmina Corp. *
8,067 1,210,615
ScanSource, Inc. *
10,363 404,779
TTM Technologies, Inc. *
5,626 388,194
Vuzix Corp. *
13,077 49,431
7,387,027
INVESTMENTS SHARES VALUE ($)
IT Services - 0 .1%
Hackett Group, Inc. (The) 9,556 187,584
Semiconductors & Semiconductor Equipment - 4 .2%
ACM Research, Inc., Class A *
11,738 463,064
Alpha & Omega Semiconductor
Ltd. * 1,875 37,144
Ambarella, Inc. *
1,925 136,367
Axcelis Technologies, Inc. *
608 48,847
Credo Technology Group Holding
Ltd. * 8,371 1,204,503
Diodes, Inc. *
1,834 90,490
FormFactor, Inc. *
2,213 123,441
Ichor Holdings Ltd. *
2,468 45,485
Kopin Corp. *
43,175 101,029
Navitas Semiconductor Corp. *
14,105 100,710
NVE Corp.
723 42,896
Penguin Solutions, Inc. *
14,568 284,950
Photronics, Inc. *
23,311 745,952
Rambus, Inc. *
8,091 743,482
Rigetti Computing, Inc. *
24,049 532,685
Semtech Corp. *
4,283 315,614
Silicon Laboratories, Inc. *
761 99,463
SiTime Corp. *
839 296,326
SkyWater Technology, Inc. *
5,006 90,909
Synaptics, Inc. *
2,510 185,790
Ultra Clean Holdings, Inc. *
6,944 175,892
5,865,039
Software - 5 .5%
8x8, Inc. *
116,219 228,951
ACI Worldwide, Inc. *
2,792 133,485
Adeia, Inc.
11,411 196,840
Arteris, Inc. *
6,268 97,154
Cerence, Inc. *
16,738 178,929
Cipher Mining, Inc. *
10,538 155,541
Cleanspark, Inc. *
13,483 136,448
Clear Secure, Inc., Class A
11,976 420,118
Commvault Systems, Inc. *
776 97,279
Consensus Cloud Solutions, Inc. *
24,795 541,027
Core Scientific, Inc. *
11,912 173,439
Daily Journal Corp. *
500 243,660
Digital Turbine, Inc. *
23,885 119,425
D-Wave Quantum, Inc. (Canada) *
27,757 725,846
InterDigital, Inc.
3,431 1,092,362
LiveRamp Holdings, Inc. *
4,934 144,912
Mitek Systems, Inc. *
17,388 183,443
OneSpan, Inc.
17,773 228,205
Ooma, Inc. *
3,629 42,568
Pagaya Technologies Ltd., Class A *
8,327 174,034
PagerDuty, Inc. *
7,153 93,776
Porch Group, Inc. *
12,860 117,412
Progress Software Corp. *
5,680 244,013
Qualys, Inc. *
4,093 543,960
Rimini Street, Inc. *
35,524 137,833
SoundHound AI, Inc. *
13,228 131,883
SPS Commerce, Inc. *
3,897 347,340

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 5.5% (continued)
WM Technology, Inc. *
161,410 133,179
Workiva, Inc. *
2,826 243,742
Xperi, Inc. *
10,631 62,298
Zeta Global Holdings Corp., Class
A * 8,754 178,144
7,547,246
Technology Hardware, Storage & Peripherals - 1 .4%
CompoSecure, Inc., Class A *
30,398 586,074
Corsair Gaming, Inc. *
11,181 66,415
CPI Card Group, Inc. *
614 9,014
Diebold Nixdorf, Inc. *
5,074 344,474
Eastman Kodak Co. *
6,702 56,699
Immersion Corp.
13,014 88,495
IonQ, Inc. *
11,597 520,357
Quantum Computing, Inc. *
4,915 50,428
Turtle Beach Corp. *
9,973 139,921
1,861,877
Total Information Technology 25,925,857
Materials - 4 .5%
Chemicals - 0 .2%
AdvanSix, Inc.
7,479 129,387
Koppers Holdings, Inc.
1,460 39,537
Orion SA (Germany)
28,968 152,951
321,875
Construction Materials - 0 .1%
Knife River Corp. *
1,633 114,882
United States Lime & Minerals, Inc.
421 50,410
165,292
Containers & Packaging - 0 .1%
Myers Industries, Inc. 6,020 112,694
Metals & Mining - 4 .1%
Alpha Metallurgical Resources, Inc.
* 1,585 316,810
Caledonia Mining Corp. plc (South
Africa) 14,554 380,878
Century Aluminum Co. *
1,393 54,578
Coeur Mining, Inc. *
52,634 938,464
Commercial Metals Co.
12,709 879,717
Constellium SE, Class A *
32,565 613,850
Contango ORE, Inc. *
1,537 40,592
Hecla Mining Co.
31,283 600,321
Idaho Strategic Resources, Inc. *
3,650 147,095
Metallus, Inc. *
6,794 116,585
NioCorp Developments Ltd. *
6,677 35,388
Olympic Steel, Inc.
458 19,595
Ryerson Holding Corp.
7,379 185,656
SSR Mining, Inc. (Canada) *
46,461 1,018,425
SunCoke Energy, Inc.
47,800 344,160
5,692,114
Total Materials 6,291,975
INVESTMENTS SHARES VALUE ($)
Real Estate - 0 .8%
Health Care REITs - 0 .4%
American Healthcare REIT, Inc.,
REIT 10,691 503,118
Office REITs - 0 .0% †
NET Lease Office Properties, REIT 3,354 86,500
Real Estate Management & Development - 0 .3%
Forestar Group, Inc. *
10,063 247,852
RE/MAX Holdings, Inc., Class A *
22,756 172,718
420,570
Specialized REITs - 0 .1%
PotlatchDeltic Corp., REIT 3,682 146,470
Total Real Estate 1,156,658
Utilities - 0 .5%
Electric Utilities - 0 .4%
Oklo, Inc. *
4,203 301,607
TXNM Energy, Inc.
4,036 237,640
539,247
Multi-Utilities - 0 .1%
Northwestern Energy Group, Inc. 2,797 180,518
Total Utilities 719,765
TOTAL COMMON STOCKS
(Cost $88,450,313) 133,728,986
NO. OF
RIGHTS
RIGHTS - 0.0% †
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Pfizer, Inc., CVR (3)* (Cost $12,118) 2,473 12,118
SHARES
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3 .0%
Limited Purpose Cash Investment
Fund, 3.78% (a)
(Cost $4,188,394) 4,188,637 4,188,637
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $92,650,825) 137,929,741
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 641,277
NET ASSETS - 100.0% 138,571,018

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,510,920 3 .3%
Consumer Discretionary 11,431,333 8 .3
Consumer Staples 4,623,452 3 .3
Energy 7,216,926 5 .2
Financials 26,396,681 19 .1
Health Care 22,862,692 16 .5
Industrials 22,604,845 16 .3
Information Technology 25,925,857 18 .7
Materials 6,291,975 4 .5
Real Estate 1,156,658 0 .8
Utilities 719,765 0 .5
Investment Companies 4,188,637 3 .0
Total Investments In Securities
At Value 137,929,741 99 .5
Other Assets in Excess of
Liabilities ‡ 641,277 0 .5
Net Assets
$ 138,571,018 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 28 3/2026 USD $ 3,497,200 $ (115,253)
Net unrealized depreciation $ (115,253)

Schedule of Investments
December 31, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.0%
Australia - 5 .0%
Aristocrat Leisure Ltd. 104,182 4,033,343
BHP Group Ltd. 336,246 10,147,613
BlueScope Steel Ltd. 171,626 2,740,447
Brambles Ltd. 228,202 3,484,717
Evolution Mining Ltd. 126,650 1,059,901
Fortescue Ltd. 419,435 6,133,187
Goodman Group, REIT 61,373 1,262,944
Rio Tinto Ltd. 8,995 877,513
Tabcorp Holdings Ltd. 57,040 37,491
Telstra Group Ltd. 446,824 1,449,749
Wesfarmers Ltd. 75,906 4,089,289
35,316,194
Belgium - 0 .6%
Ageas SA/NV 55,949 3,919,838
Groupe Bruxelles Lambert NV 1,467 130,452
KBC Group NV 1,805 235,076
4,285,366
Brazil - 0 .6%
Wheaton Precious Metals Corp. (1) 36,790 4,325,113
Canada - 11 .3%
Agnico Eagle Mines Ltd. (1) 28,627 4,854,629
AltaGas Ltd. (1) 15,154 462,056
ARC Resources Ltd. (1) 365,027 6,848,162
Bank of Nova Scotia (The) (1) 25,211 1,859,393
Barrick Mining Corp. (1) 35,388 1,541,546
Canadian Imperial Bank of
Commerce (1) 3,612 327,450
CCL Industries, Inc., Class B (1) 4,615 291,516
Celestica, Inc. (1)* 3,625 1,072,301
CGI, Inc. (1) 8,767 809,792
Empire Co. Ltd., Class A (1) 93,984 3,267,580
Fairfax Financial Holdings Ltd. (1) 5,180 9,872,361
George Weston Ltd. (1) 12,975 895,124
Great-West Lifeco, Inc. (1) 6,006 296,198
iA Financial Corp., Inc. (1) 22,811 2,955,433
Imperial Oil Ltd. (1) 59,544 5,144,241
Intact Financial Corp. (1) 3,695 769,205
Kinross Gold Corp. (1) 330,363 9,305,186
Loblaw Cos. Ltd. (1) 52,367 2,367,398
Lundin Gold, Inc. (1) 97,636 8,110,784
Manulife Financial Corp. (1) 213,943 7,768,693
National Bank of Canada (1) 1,919 241,331
Open Text Corp. (1) 28,487 927,740
Power Corp. of Canada (1) 5,259 279,512
Royal Bank of Canada (1) 23,203 3,955,608
Shopify, Inc., Class A (1)* 11,324 1,823,324
Suncor Energy, Inc. (1) 100,625 4,466,194
80,512,757
China - 1 .1%
BOC Hong Kong Holdings Ltd. 332,000 1,684,897
Prosus NV 85,231 5,277,416
SITC International Holdings Co. Ltd. 98,000 350,683
Wilmar International Ltd. 140,700 336,506
7,649,502
INVESTMENTS SHARES VALUE ($)
Denmark - 1 .5%
Danske Bank A/S 27,167 1,356,619
Genmab A/S * 13,547 4,199,355
Pandora A/S 37,191 4,112,806
ROCKWOOL A/S, Class B 38,095 1,338,425
11,007,205
Finland - 1 .2%
Fortum OYJ 11,887 252,431
Nokia OYJ 124,892 805,188
Nordea Bank Abp 78,085 1,469,112
Wartsila OYJ Abp 176,263 6,240,524
8,767,255
France - 8 .3%
AXA SA 118,661 5,693,479
BNP Paribas SA 81,919 7,750,114
Bouygues SA 42,360 2,202,100
Cie de Saint-Gobain SA 27,497 2,796,222
Credit Agricole SA 434,652 8,948,563
Dassault Aviation SA 5,041 1,616,173
Eiffage SA 36,075 5,168,805
Engie SA 36,370 955,416
Ipsen SA 15,664 2,185,590
Orange SA 477,723 7,971,557
Publicis Groupe SA 6,577 683,006
Societe Generale SA 124,231 10,001,096
Sodexo SA 10,112 518,099
Thales SA 5,359 1,445,675
TotalEnergies SE 9,526 621,076
Unibail-Rodamco-Westfield, REIT * 4,856 528,075
59,085,046
Germany - 7 .2%
Allianz SE (Registered) 5,066 2,342,403
Bayer AG (Registered) 95,788 4,154,877
Commerzbank AG 187,150 7,898,595
Deutsche Bank AG (Registered) 267,478 10,308,372
Deutsche Boerse AG 5,597 1,471,011
Deutsche Lufthansa AG
(Registered) 335,772 3,298,602
Deutsche Telekom AG (Registered) 6,185 201,328
E.ON SE 11,242 212,866
Fresenius SE & Co. KGaA 12,270 702,970
Hannover Rueck SE 2,264 704,515
Heidelberg Materials AG 3,572 926,066
Hensoldt AG 7,394 633,291
Knorr-Bremse AG 10,681 1,184,975
LEG Immobilien SE 21,847 1,593,431
Mercedes-Benz Group AG 32,628 2,261,841
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,521 4,291,382
Rheinmetall AG 1,003 1,829,868
RWE AG 18,330 971,249
Siemens Energy AG * 3,772 529,169
Talanx AG 40,087 5,325,116
50,841,927

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1 .5%
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,689,980
Link, REIT 39,000 174,136
Power Assets Holdings Ltd. (1) 31,000 219,673
Sun Hung Kai Properties Ltd. 56,000 681,872
Swire Pacific Ltd., Class A 24,500 197,503
WH Group Ltd. (a) 7,000,500 7,798,655
10,761,819
Italy - 3 .2%
Banco BPM SpA 39,063 593,169
Leonardo SpA 170,819 9,770,941
UniCredit SpA 124,184 10,285,751
Unipol Assicurazioni SpA 74,779 1,794,072
22,443,933
Japan - 19 .6%
Advantest Corp. 68,500 8,661,684
Aisin Corp. 76,300 1,429,577
Asics Corp. 19,100 458,524
Bandai Namco Holdings, Inc. 18,900 503,044
Canon, Inc. 26,500 784,098
Chugai Pharmaceutical Co. Ltd. 62,400 3,273,602
Dai Nippon Printing Co. Ltd. 34,500 593,883
Dai-ichi Life Holdings, Inc. 646,900 5,376,107
Daito Trust Construction Co. Ltd. 10,300 196,132
FUJIFILM Holdings Corp. 34,300 727,792
Fujitsu Ltd. 87,600 2,407,503
Hitachi Ltd. 6,600 206,986
Hoya Corp. 46,400 7,037,469
Idemitsu Kosan Co. Ltd. 482,800 3,655,412
Inpex Corp. 160,400 3,208,086
ITOCHU Corp. 525,500 6,640,645
Japan Post Holdings Co. Ltd. 129,000 1,361,132
Japan Post Insurance Co. Ltd. 158,400 4,763,652
Japan Tobacco, Inc. 35,000 1,257,981
Kawasaki Kisen Kaisha Ltd. 167,100 2,326,070
Konami Group Corp. 17,600 2,390,208
Kyocera Corp. 14,100 197,664
Lasertec Corp. 26,200 4,992,217
M3, Inc. 12,400 166,815
Makita Corp. 13,900 421,295
Marubeni Corp. 68,100 1,896,585
Mitsubishi Electric Corp. 121,300 3,536,727
MS&AD Insurance Group Holdings,
Inc. 157,500 3,697,631
Murata Manufacturing Co. Ltd. 106,300 2,197,004
Nexon Co. Ltd. 329,600 8,050,973
NIDEC Corp. 409,700 5,562,914
Nintendo Co. Ltd. 55,400 3,740,307
Nippon Yusen KK 132,100 4,278,929
Nitto Denko Corp. 90,800 2,161,922
Nomura Holdings, Inc. 226,100 1,883,519
Obayashi Corp. 120,600 2,523,906
Otsuka Corp. 26,800 552,230
Otsuka Holdings Co. Ltd. 3,400 192,301
Panasonic Holdings Corp. 334,000 4,329,989
Recruit Holdings Co. Ltd. 21,400 1,202,500
Ryohin Keikaku Co. Ltd. 61,700 1,089,465
Shionogi & Co. Ltd. 52,200 944,811
INVESTMENTS SHARES VALUE ($)
Japan - 19.6% (continued)
SMC Corp. 8,800 3,044,808
Sompo Holdings, Inc. 16,200 549,864
Sony Financial Group, Inc. (1)* 143,400 151,969
Sony Group Corp. 143,400 3,678,352
Subaru Corp. 390,500 8,407,943
Sumitomo Corp. 11,300 391,121
Sumitomo Electric Industries Ltd. 33,600 1,353,317
Sysmex Corp. 49,600 487,082
Tokyo Electron Ltd. 10,600 2,360,910
TOPPAN Holdings, Inc. 8,000 237,814
Toyota Tsusho Corp. 190,500 6,423,508
Trend Micro, Inc. * 7,800 323,952
Yokogawa Electric Corp. 7,600 243,736
138,533,667
Luxembourg - 0 .9%
ArcelorMittal SA 132,293 6,074,831
Netherlands - 4 .2%
ABN AMRO Bank NV, CVA (a) 119,201 4,164,751
ASML Holding NV 9,408 10,137,310
ING Groep NV 109,319 3,072,764
Koninklijke Ahold Delhaize NV 130,047 5,332,823
NN Group NV 56,658 4,370,861
Wolters Kluwer NV 29,903 3,097,248
30,175,757
Singapore - 0 .4%
CapitaLand Integrated Commercial
Trust, REIT 156,096 289,721
Singapore Airlines Ltd. 110,400 548,132
Singapore Technologies
Engineering Ltd. 207,800 1,357,786
United Overseas Bank Ltd. 26,200 713,571
2,909,210
Spain - 3 .1%
Banco Bilbao Vizcaya Argentaria SA 188,810 4,428,958
Banco Santander SA 716,489 8,433,426
CaixaBank SA 299,173 3,657,727
Endesa SA (1) 10,115 364,103
Repsol SA 287,141 5,357,598
22,241,812
Sweden - 2 .8%
Alfa Laval AB 4,044 202,772
Atlas Copco AB, Class B 42,828 684,679
Boliden AB * 14,610 809,340
Evolution AB (a) 36,303 2,465,030
Hexagon AB, Class B 24,590 289,638
Investor AB, Class B 44,280 1,577,944
Saab AB, Class B 117,968 6,844,529
SKF AB, Class B 191,684 5,073,652
Telefonaktiebolaget LM Ericsson,
Class B 67,988 661,662
Volvo AB, Class B 50,479 1,606,476
20,215,722

Schedule of Investments
December 31, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 2 .5%
ABB Ltd. (Registered) 146,665 10,811,784
BKW AG 1,127 239,049
Sandoz Group AG 21,490 1,560,307
Schindler Holding AG 7,093 2,667,430
Zurich Insurance Group AG 3,654 2,764,992
18,043,562
United Kingdom - 11 .3%
3i Group plc 30,804 1,350,720
AstraZeneca plc 1,144 211,708
BAE Systems plc 239,239 5,506,099
Barclays plc 1,734,778 11,104,538
British American Tobacco plc 67,597 3,832,118
BT Group plc 2,339,433 5,795,809
Centrica plc 3,581,357 8,165,709
CK Hutchison Holdings Ltd. 267,500 1,818,589
HSBC Holdings plc 96,317 1,515,639
Imperial Brands plc 24,800 1,041,356
International Consolidated Airlines
Group SA 301,627 1,674,757
Kingfisher plc 225,340 948,580
Lloyds Banking Group plc 751,673 994,249
London Stock Exchange Group plc 14,143 1,701,240
NatWest Group plc 1,196,782 10,498,509
Rolls-Royce Holdings plc 775,365 11,991,572
Standard Chartered plc 196,810 4,802,251
Tesco plc 805,457 4,789,915
Vodafone Group plc 2,142,209 2,855,585
80,598,943
United States - 7 .7%
AP Moller - Maersk A/S, Class B 2,572 5,901,587
GSK plc 221,784 5,437,526
Holcim AG 14,221 1,384,419
Novartis AG (Registered) 116,180 16,009,139
Roche Holding AG 40,765 16,834,732
Sanofi SA 28,084 2,717,274
Shell plc 167,372 6,168,035
Swiss Re AG 1,214 202,240
54,654,952
TOTAL COMMON STOCKS
(Cost $418,536,716) 668,444,573
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Volkswagen AG (Preference)
(Cost $1,471,016) 11,959 1,459,462
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 5.4%
INVESTMENT COMPANIES - 5 .4%
Limited Purpose Cash Investment
Fund, 3.78% (1)(b)
(Cost $38,147,405) 38,147,405 38,147,405
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $458,155,137) 708,051,440
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4%
‡
2,760,179
NET ASSETS - 100.0% 710,811,619
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 33,138,523 4 .7%
Consumer Discretionary 46,453,569 6 .5
Consumer Staples 30,919,456 4 .3
Energy 35,468,803 5 .0
Financials 199,357,049 28 .0
Health Care 66,115,558 9 .3
Industrials 141,162,457 19 .9
Information Technology 39,975,743 5 .6
Materials 60,744,013 8 .5
Real Estate 4,726,311 0 .7
Utilities 11,842,553 1 .7
Investment Companies 38,147,405 5 .4
Total Investments In Securities
At Value 708,051,440 99 .6
Other Assets in Excess of
Liabilities ‡ 2,760,179 0 .4
Net Assets
$ 710,811,619 100 .0%

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $14,428,436 of investments in securities, which represents 2.03% of net assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 223 3/2026 USD $ 32,358,415 $ 116,355
Net unrealized appreciation $ 116,355

Schedule of Investments
December 31, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.5%
Australia - 0 .7%
Anglogold Ashanti plc 47,011 4,048,578
Brazil - 2 .6%
Banco do Brasil SA 1,744,400 6,962,460
BB Seguridade Participacoes SA 212,700 1,405,022
Embraer SA, ADR (1) 65,831 4,237,541
Telefonica Brasil SA 156,160 934,969
TIM SA 328,400 1,274,509
14,814,501
Chile - 0 .6%
Banco de Credito e Inversiones SA 3,863 250,213
Banco Santander Chile, ADR (1) 5,904 183,673
Cencosud SA 611,480 1,963,256
Enel Chile SA, ADR (1) 62,924 252,954
Falabella SA (1) 85,523 596,584
3,246,680
China - 27 .0%
3SBio, Inc. *(a) 1,164,500 3,615,815
Agricultural Bank of China Ltd.,
Class A (1) 577,700 636,018
Alibaba Group Holding Ltd. 743,904 13,658,794
Anhui Conch Cement Co. Ltd.,
Class A 51,723 162,031
Autohome, Inc., ADR (1) 24,104 536,555
Bank of Beijing Co. Ltd., Class A (1) 535,278 420,500
Bank of China Ltd., Class A 573,300 471,161
Bank of China Ltd., Class H 2,567,000 1,471,732
Bank of Communications Co. Ltd.,
Class A 366,400 381,012
Bank of Ningbo Co. Ltd., Class A (1) 55,900 225,097
Bank of Shanghai Co. Ltd., Class
A (1) 214,111 310,003
Baoshan Iron & Steel Co. Ltd.,
Class A 688,322 735,362
BOE Technology Group Co. Ltd.,
Class A 1,583,900 956,153
BYD Co. Ltd., Class A 68,100 953,932
BYD Electronic International Co.
Ltd. 277,500 1,201,737
China CITIC Bank Corp. Ltd., Class
H 6,779,000 6,049,306
China Communications Services
Corp. Ltd., Class H 1,288,000 742,426
China Construction Bank Corp.,
Class H 11,526,000 11,408,563
China Everbright Bank Co. Ltd.,
Class A 505,900 253,160
China Hongqiao Group Ltd. 1,518,500 6,377,281
China Life Insurance Co. Ltd., Class
H 43,000 152,002
China Merchants Bank Co. Ltd.,
Class A 103,158 622,861
China Merchants Securities Co.
Ltd., Class A 225,800 538,768
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 126,600 156,872
INVESTMENTS SHARES VALUE ($)
China - 27.0% (continued)
China Minsheng Banking Corp.
Ltd., Class A 333,155 182,916
China Minsheng Banking Corp.
Ltd., Class H 2,145,000 1,084,450
China Overseas Land & Investment
Ltd. 287,500 454,036
China Pacific Insurance Group Co.
Ltd., Class A 59,300 356,526
China Petroleum & Chemical Corp.,
Class A 446,400 395,405
China Resources Land Ltd. 558,000 1,952,053
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 791,625
China Taiping Insurance Holdings
Co. Ltd. 2,172,000 5,230,302
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 390,576
China Vanke Co. Ltd., Class A * 225,400 150,220
China Yangtze Power Co. Ltd.,
Class A (1) 93,300 363,661
CITIC Ltd. 4,460,000 6,931,372
CITIC Securities Co. Ltd., Class A 143,965 592,685
CSPC Pharmaceutical Group Ltd. 1,638,000 1,777,300
Far East Horizon Ltd. 1,067,000 1,102,436
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 31,867 169,254
Geely Automobile Holdings Ltd. 1,249,000 2,888,783
Guotai Haitong Securities Co. Ltd.,
Class A 197,224 580,934
Haier Smart Home Co. Ltd., Class A 212,400 794,603
Hansoh Pharmaceutical Group Co.
Ltd. (a) 886,000 4,105,134
Huatai Securities Co. Ltd., Class A 128,200 433,716
Huaxia Bank Co. Ltd., Class A 273,900 269,753
Industrial & Commercial Bank of
China Ltd., Class A 329,800 375,057
Industrial & Commercial Bank of
China Ltd., Class H 1,293,000 1,046,303
Industrial Bank Co. Ltd., Class A 145,390 439,015
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 610,899
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 137,638 1,176,218
Jiangxi Copper Co. Ltd., Class H 121,000 668,803
Kingsoft Corp. Ltd. 904,200 3,317,147
Kunlun Energy Co. Ltd. 1,692,000 1,617,448
Kweichow Moutai Co. Ltd., Class A 5,500 1,086,432
Lenovo Group Ltd. 852,000 1,013,195
Luxshare Precision Industry Co.
Ltd., Class A 167,407 1,364,006
Luzhou Laojiao Co. Ltd., Class A 17,500 291,844
NARI Technology Co. Ltd., Class A 250,249 806,647
NetEase, Inc. 71,500 1,968,051
New China Life Insurance Co. Ltd.,
Class A 36,300 362,822
New China Life Insurance Co. Ltd.,
Class H 718,700 5,035,774
People's Insurance Co. Group of
China Ltd. (The), Class H 2,953,000 2,565,259
PetroChina Co. Ltd., Class A 421,600 628,876

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 27.0% (continued)
PICC Property & Casualty Co. Ltd.,
Class H 2,018,000 4,242,659
Ping An Bank Co. Ltd., Class A 151,385 247,634
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 478,895
Poly Developments and Holdings
Group Co. Ltd., Class A 175,700 153,682
Pop Mart International Group Ltd.
(a) 118,200 2,851,779
SAIC Motor Corp. Ltd., Class A 130,000 283,875
Sany Heavy Industry Co. Ltd.,
Class A 166,900 505,649
Shanghai Pudong Development
Bank Co. Ltd., Class A 145,263 259,131
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 267,625
Sino Biopharmaceutical Ltd. 672,000 534,669
Sinotruk Hong Kong Ltd. 1,774,000 6,295,828
Tencent Holdings Ltd. 324,400 24,895,605
Wuliangye Yibin Co. Ltd., Class A 22,782 346,097
Wuxi Biologics Cayman, Inc. *(a) 63,000 254,760
Xiaomi Corp., Class B *(a) 542,200 2,736,393
151,762,958
Hong Kong - 0 .2%
Orient Overseas International Ltd. 65,500 1,056,129
Hungary - 0 .1%
OTP Bank Nyrt. 7,468 800,750
India - 13 .8%
Axis Bank Ltd., GDR (b) 8,881 615,092
Bank of Baroda 1,626,937 5,361,691
Bharat Electronics Ltd. 662,219 2,947,671
Bharat Petroleum Corp. Ltd. 613,426 2,624,067
Bharti Airtel Ltd. 73,668 1,729,097
BSE Ltd. 52,647 1,543,997
Canara Bank 4,011,121 6,917,739
Cipla Ltd. 23,282 391,319
Coal India Ltd. 1,454,501 6,461,061
DLF Ltd. 44,240 338,482
Eicher Motors Ltd. 46,686 3,800,363
HCL Technologies Ltd. 117,517 2,123,931
HDFC Bank Ltd. 88,058 972,768
Hero MotoCorp Ltd. 9,101 584,805
Hindalco Industries Ltd. 395,548 3,903,773
Hindustan Aeronautics Ltd. (b) 114,354 5,589,480
Hitachi Energy India Ltd. 2,643 538,737
Indian Oil Corp. Ltd. 473,306 877,448
Indus Towers Ltd. * 647,195 3,018,349
InterGlobe Aviation Ltd. (a) 22,763 1,283,957
ITC Ltd. 427,731 1,919,702
Larsen & Toubro Ltd., GDR (b) 14,876 663,482
Muthoot Finance Ltd. 22,601 958,643
NTPC Ltd. 820,022 3,010,088
Oil & Natural Gas Corp. Ltd. 2,324,205 6,219,503
Oracle Financial Services Software
Ltd. 3,392 290,618
Power Finance Corp. Ltd. 271,057 1,073,244
Power Grid Corp. of India Ltd. 600,989 1,772,171
Punjab National Bank 1,061,916 1,460,762
INVESTMENTS SHARES VALUE ($)
India - 13.8% (continued)
Reliance Industries Ltd., GDR (a) 5,457 382,089
State Bank of India, GDR (1)(b) 3,533 384,390
Tata Consultancy Services Ltd. 22,849 816,376
Union Bank of India Ltd. 1,635,855 2,801,705
Varun Beverages Ltd. 166,720 910,173
Vedanta Ltd. 486,135 3,270,889
77,557,662
Indonesia - 2 .1%
Alamtri Resources Indonesia Tbk.
PT 1,623,500 175,936
Astra International Tbk. PT 16,760,900 6,727,106
United Tractors Tbk. PT 2,744,800 4,852,863
11,755,905
Malaysia - 0 .4%
RHB Bank Bhd. 1,098,454 2,086,396
Mexico - 2 .0%
Arca Continental SAB de CV (1) 114,678 1,241,063
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR (1) 2,163 235,270
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 5,615 1,815,891
Grupo Financiero Banorte SAB de
CV, Class O (1) 461,508 4,278,447
Grupo Mexico SAB de CV, Series
B (1) 51,618 487,386
Industrias Penoles SAB de CV (1)* 29,100 1,529,926
Promotora y Operadora de
Infraestructura SAB de CV (1) 13,735 203,910
Sigma Foods SAB de CV, Class
A (1) 1,380,190 1,206,397
10,998,290
Philippines - 0 .2%
International Container Terminal
Services, Inc. 124,804 1,197,652
Poland - 2 .0%
Bank Polska Kasa Opieki SA 47,983 2,721,675
ORLEN SA 170,144 4,542,290
PGE Polska Grupa Energetyczna
SA * 736,677 1,800,412
Powszechna Kasa Oszczednosci
Bank Polski SA 64,646 1,525,775
Powszechny Zaklad Ubezpieczen
SA 34,858 645,202
11,235,354
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC, GDR (3)*(b) 72 –

Schedule of Investments
December 31, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Russia - 0.0% (continued)
PhosAgro PJSC (3)* 3,717 –
Polyus PJSC (3)* 12,910 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PAO (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 2 .3%
Arab National Bank 178,216 1,027,408
Elm Co. 4,611 919,522
Etihad Etisalat Co. 310,632 5,457,904
Riyad Bank 48,875 353,742
Saudi Arabian Mining Co. * 29,771 483,584
Saudi National Bank (The) (1) 143,322 1,447,435
Saudi Telecom Co. 282,082 3,230,356
12,919,951
South Africa - 3 .1%
Absa Group Ltd. 51,820 748,948
Gold Fields Ltd., ADR (1) 123,968 5,412,443
Harmony Gold Mining Co. Ltd.,
ADR (1) 196,645 3,913,236
Nedbank Group Ltd. (1) 47,005 755,770
Sibanye Stillwater Ltd. * 1,444,447 5,266,165
Standard Bank Group Ltd. 89,849 1,575,995
17,672,557
South Korea - 14 .1%
DB Insurance Co. Ltd. 53,906 4,894,886
Hana Financial Group, Inc. 82,224 5,364,835
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 4,623 1,304,480
Hyundai Glovis Co. Ltd. 9,053 1,136,338
Hyundai Rotem Co. Ltd. 1,956 255,103
Industrial Bank of Korea 280,445 4,076,414
Kia Corp. 53,980 4,576,074
Korea Electric Power Corp. * 82,694 2,713,991
Korea Investment Holdings Co. Ltd. 19,423 2,186,937
LG Uplus Corp. (1) 11,488 117,388
Samsung Electronics Co. Ltd. 232,599 19,495,262
Shinhan Financial Group Co. Ltd. 23,819 1,268,356
SK hynix, Inc. 45,915 20,793,901
SK Square Co. Ltd. * 13,537 3,447,310
Woori Financial Group, Inc. 384,880 7,470,295
79,101,570
Taiwan - 19 .1%
Accton Technology Corp. 166,960 6,300,569
ASE Technology Holding Co. Ltd. 61,840 487,604
Delta Electronics, Inc. 162,000 4,941,642
Elite Material Co. Ltd. 14,000 733,487
Evergreen Marine Corp. Taiwan Ltd. 1,080,000 6,515,049
Fubon Financial Holding Co. Ltd. 200,900 614,884
Hon Hai Precision Industry Co. Ltd. 512,760 3,758,698
International Games System Co.
Ltd. 164,000 3,762,757
MediaTek, Inc. 121,980 5,538,525
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,432,900 70,437,477
INVESTMENTS SHARES VALUE ($)
Taiwan - 19.1% (continued)
United Microelectronics Corp. 2,473,580 3,862,708
Zhen Ding Technology Holding Ltd. 156,000 703,013
107,656,413
Thailand - 1 .8%
Kasikornbank PCL, NVDR 408,000 2,516,436
Krung Thai Bank PCL, NVDR 6,696,600 6,000,324
SCB X PCL, NVDR 398,600 1,756,740
10,273,500
Turkey - 0 .3%
Turk Hava Yollari AO 310,067 1,937,141
United Arab Emirates - 1 .1%
Aldar Properties PJSC 216,781 513,065
Dubai Islamic Bank PJSC 110,098 277,817
Emaar Properties PJSC 418,516 1,597,285
Emirates NBD Bank PJSC (1) 461,167 3,496,971
First Abu Dhabi Bank PJSC (1) 37,043 175,898
6,061,036
TOTAL COMMON STOCKS
(Cost $339,591,005) 526,183,023
PREFERRED STOCKS - 2.0%
Brazil - 2 .0%
Banco Bradesco SA (Preference) 2,063,000 6,753,957
Cia Energetica de Minas Gerais
(Preference) 228,120 462,123
Itau Unibanco Holding SA
(Preference) 405,408 2,897,398
Petroleo Brasileiro SA - Petrobras
(Preference) 205,000 1,150,759
TOTAL PREFERRED STOCKS
(Cost $9,622,678)                                                     11,264,237
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4 .7%
Limited Purpose Cash Investment
Fund, 3.78% (1)(c)
(Cost $26,609,078) 26,609,138 26,609,138
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $375,822,761) 564,056,398
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)%
‡
(1,296,569)
NET ASSETS - 100.0% 562,759,829

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2025 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 50,242,686 8 .9%
Consumer Discretionary 31,380,167 5 .6
Consumer Staples 9,745,116 1 .7
Energy 28,310,297 5 .0
Financials 146,705,166 26 .1
Health Care 11,855,215 2 .1
Industrials 57,165,793 10 .2
Information Technology 148,474,817 26 .4
Materials 36,259,457 6 .4
Real Estate 5,315,697 1 .0
Utilities 11,992,849 2 .1
Investment Companies 26,609,138 4 .7
Total Investments In Securities
At Value 564,056,398 100 .2
Liabilities in Excess of Other
Assets ‡ (1,296,569) ( 0 .2 )
Net Assets
$ 562,759,829 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $15,229,927 of investments in securities, which represents 2.71% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2025 amounted to $7,252,444 of investments in securities, which represents 1.29% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 318 3/2026 USD $ 22,441,260 $ 369,829
Net unrealized appreciation $ 369,829

Schedule of Investments
December 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Communication Services - 14 .4%
Diversified Telecommunication Services - 0 .8%
AST SpaceMobile, Inc. *
17,693 1,285,043
AT&T, Inc.
138,048 3,429,112
4,714,155
Entertainment - 2 .9%
Electronic Arts, Inc.
6,096 1,245,595
Netflix, Inc. *
86,018 8,065,048
ROBLOX Corp., Class A *
13,559 1,098,686
Roku, Inc., Class A *
3,255 353,135
Spotify Technology SA *
5,156 2,994,141
Take-Two Interactive Software, Inc. *
6,908 1,768,655
Walt Disney Co. (The)
1,753 199,439
Warner Bros Discovery, Inc. *
48,805 1,406,560
17,131,259
Interactive Media & Services - 10 .0%
Alphabet, Inc., Class A
110,312 34,527,656
Meta Platforms, Inc., Class A
36,488 24,085,364
Reddit, Inc., Class A *
6,940 1,595,298
60,208,318
Media - 0 .3%
Fox Corp., Class A 26,189 1,913,630
Wireless Telecommunication Services - 0 .4%
T-Mobile US, Inc. 11,869 2,409,882
Total Communication Services 86,377,244
Consumer Discretionary - 9 .8%
Automobile Components - 0 .2%
QuantumScape Corp. * 92,211 960,838
Automobiles - 2 .6%
General Motors Co.
2,601 211,513
Rivian Automotive, Inc., Class A *
9,273 182,771
Tesla, Inc. *
33,539 15,083,159
15,477,443
Broadline Retail - 1 .9%
Amazon.com, Inc. *
43,732 10,094,220
Dillard's, Inc., Class A
716 434,140
eBay, Inc.
7,392 643,843
11,172,203
Hotels, Restaurants & Leisure - 1 .8%
Aramark
4,926 181,572
Booking Holdings, Inc.
432 2,313,503
Carnival Corp. *
9,419 287,656
Chipotle Mexican Grill, Inc., Class
A * 31,271 1,157,027
Domino's Pizza, Inc.
1,642 684,419
DoorDash, Inc., Class A *
5,842 1,323,096
Dutch Bros, Inc., Class A *
6,741 412,684
Expedia Group, Inc.
1,529 433,181
Las Vegas Sands Corp.
2,753 179,193
McDonald's Corp.
1,564 478,005
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.8% (continued)
Royal Caribbean Cruises Ltd.
12,402 3,459,166
Starbucks Corp.
2,633 221,725
11,131,227
Household Durables - 0 .6%
Garmin Ltd.
10,427 2,115,117
Somnigroup International, Inc.
14,032 1,252,777
3,367,894
Specialty Retail - 2 .5%
AutoNation, Inc. *
11,012 2,273,758
Carvana Co., Class A *
3,564 1,504,079
Dick's Sporting Goods, Inc.
5,406 1,070,226
Five Below, Inc. *
1,945 366,360
Home Depot, Inc. (The)
6,141 2,113,118
Lowe's Cos., Inc.
5,244 1,264,643
O'Reilly Automotive, Inc. *
18,960 1,729,342
Penske Automotive Group, Inc.
5,891 932,487
Ross Stores, Inc.
2,920 526,009
TJX Cos., Inc. (The)
5,956 914,901
Tractor Supply Co.
22,325 1,116,473
Wayfair, Inc., Class A *
3,386 339,988
Williams-Sonoma, Inc.
5,622 1,004,033
15,155,417
Textiles, Apparel & Luxury Goods - 0 .2%
Amer Sports, Inc. (Finland) *
21,390 798,916
Tapestry, Inc.
5,302 677,437
1,476,353
Total Consumer Discretionary 58,741,375
Consumer Staples - 3 .7%
Beverages - 0 .5%
Celsius Holdings, Inc. *
19,597 896,367
Monster Beverage Corp. *
23,928 1,834,559
2,730,926
Consumer Staples Distribution & Retail - 2 .3%
Casey's General Stores, Inc.
2,884 1,594,016
Costco Wholesale Corp.
6,004 5,177,489
Dollar Tree, Inc. *
1,871 230,152
Walmart, Inc.
60,656 6,757,685
13,759,342
Tobacco - 0 .9%
Altria Group, Inc.
20,395 1,175,976
Philip Morris International, Inc.
27,333 4,384,213
5,560,189
Total Consumer Staples 22,050,457
Energy - 1 .5%
Energy Equipment & Services - 0 .3%
TechnipFMC plc (United Kingdom) 39,850 1,775,716

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1 .2%
Cheniere Energy, Inc.
4,455 866,008
Diamondback Energy, Inc.
2,119 318,549
DT Midstream, Inc.
3,906 467,470
Exxon Mobil Corp.
1,918 230,812
Marathon Petroleum Corp.
10,106 1,643,539
Targa Resources Corp.
20,960 3,867,120
7,393,498
Total Energy 9,169,214
Financials - 14 .1%
Banks - 4 .6%
Bank of America Corp.
32,318 1,777,490
Citigroup, Inc.
44,635 5,208,458
Citizens Financial Group, Inc.
36,302 2,120,400
Comerica, Inc.
1,485 129,091
Commerce Bancshares, Inc.
7,903 413,643
JPMorgan Chase & Co.
48,207 15,533,260
Wells Fargo & Co.
24,700 2,302,040
27,484,382
Capital Markets - 5 .5%
Ameriprise Financial, Inc.
4,717 2,312,934
Bank of New York Mellon Corp.
(The) 20,757 2,409,680
Blackrock, Inc.
365 390,674
Cboe Global Markets, Inc.
2,883 723,633
Charles Schwab Corp. (The)
1,975 197,322
CME Group, Inc.
4,233 1,155,948
Coinbase Global, Inc., Class A *
5,297 1,197,864
FactSet Research Systems, Inc.
1,300 377,247
Goldman Sachs Group, Inc. (The)
4,330 3,806,070
Interactive Brokers Group, Inc.,
Class A 12,285 790,048
Intercontinental Exchange, Inc.
4,335 702,097
Jefferies Financial Group, Inc.
9,896 613,255
LPL Financial Holdings, Inc.
9,682 3,458,120
Moody's Corp.
2,295 1,172,401
Morgan Stanley
31,752 5,636,932
MSCI, Inc., Class A
3,987 2,287,461
Nasdaq, Inc.
11,442 1,111,361
Robinhood Markets, Inc., Class A *
25,156 2,845,144
S&P Global, Inc.
3,044 1,590,764
32,778,955
Consumer Finance - 0 .8%
Capital One Financial Corp.
8,285 2,007,953
OneMain Holdings, Inc.
10,201 689,077
SoFi Technologies, Inc. *
40,678 1,064,950
Synchrony Financial
15,749 1,313,939
5,075,919
INVESTMENTS SHARES VALUE ($)
Financial Services - 2 .0%
Affirm Holdings, Inc., Class A *
17,223 1,281,908
Mastercard, Inc., Class A
12,444 7,104,031
Visa, Inc., Class A
10,947 3,839,222
12,225,161
Insurance - 1 .2%
Arthur J Gallagher & Co.
7,060 1,827,057
Assured Guaranty Ltd.
14,302 1,285,321
Lincoln National Corp.
15,597 694,535
Progressive Corp. (The)
14,432 3,286,455
7,093,368
Total Financials 84,657,785
Health Care - 7 .5%
Biotechnology - 2 .1%
AbbVie, Inc.
17,565 4,013,427
Alnylam Pharmaceuticals, Inc. *
5,049 2,007,735
Exelixis, Inc. *
12,523 548,883
Gilead Sciences, Inc.
13,170 1,616,486
Incyte Corp. *
5,652 558,248
Insmed, Inc. *
6,320 1,099,933
Ionis Pharmaceuticals, Inc. *
2,910 230,210
Natera, Inc. *
7,744 1,774,073
United Therapeutics Corp. *
2,312 1,126,522
12,975,517
Health Care Equipment & Supplies - 1 .5%
Boston Scientific Corp. *
17,375 1,656,706
Dexcom, Inc. *
4,031 267,537
Edwards Lifesciences Corp. *
5,707 486,522
Hologic, Inc. *
7,943 591,674
IDEXX Laboratories, Inc. *
3,637 2,460,540
Insulet Corp. *
1,559 443,130
Intuitive Surgical, Inc. *
3,924 2,222,397
Penumbra, Inc. *
553 171,933
Stryker Corp.
1,647 578,871
8,879,310
Health Care Providers & Services - 1 .3%
Cardinal Health, Inc.
6,977 1,433,774
CVS Health Corp.
12,656 1,004,380
Elevance Health, Inc.
3,098 1,086,004
HCA Healthcare, Inc.
3,101 1,447,733
McKesson Corp.
2,953 2,422,316
UnitedHealth Group, Inc.
1,309 432,114
7,826,321
Health Care Technology - 0 .7%
Veeva Systems, Inc., Class A * 18,210 4,065,018
Life Sciences Tools & Services - 0 .5%
Medpace Holdings, Inc. *
341 191,522
Thermo Fisher Scientific, Inc.
5,257 3,046,169
3,237,691

Schedule of Investments
December 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1 .4%
Corcept Therapeutics, Inc. *
5,178 180,194
Eli Lilly & Co.
1,475 1,585,153
Johnson & Johnson
28,158 5,827,298
Zoetis, Inc., Class A
5,446 685,216
8,277,861
Total Health Care 45,261,718
Industrials - 12 .1%
Aerospace & Defense - 4 .2%
Axon Enterprise, Inc. *
2,852 1,619,736
Boeing Co. (The) *
940 204,093
BWX Technologies, Inc.
2,935 507,285
Curtiss-Wright Corp.
5,358 2,953,705
GE Aerospace
26,580 8,187,437
Howmet Aerospace, Inc.
17,600 3,608,352
Lockheed Martin Corp.
2,840 1,373,623
Northrop Grumman Corp.
5,286 3,014,130
Rocket Lab Corp. *
26,293 1,834,200
RTX Corp.
10,416 1,910,295
25,212,856
Building Products - 0 .6%
A O Smith Corp.
4,045 270,530
Trane Technologies plc
8,172 3,180,542
3,451,072
Commercial Services & Supplies - 1 .0%
Cintas Corp.
21,328 4,011,157
Copart, Inc. *
34,720 1,359,288
Rollins, Inc.
14,763 886,075
6,256,520
Construction & Engineering - 1 .1%
AECOM
8,308 792,002
Comfort Systems USA, Inc.
509 475,044
EMCOR Group, Inc.
2,495 1,526,416
Quanta Services, Inc.
9,317 3,932,333
6,725,795
Electrical Equipment - 0 .7%
Eaton Corp. plc
6,837 2,177,653
GE Vernova, Inc.
2,685 1,754,835
Vertiv Holdings Co., Class A
1,058 171,407
4,103,895
Ground Transportation - 0 .5%
JB Hunt Transport Services, Inc.
2,681 521,026
Lyft, Inc., Class A *
18,153 351,624
Old Dominion Freight Line, Inc.
9,440 1,480,192
Uber Technologies, Inc. *
9,157 748,218
3,101,060
Industrial Conglomerates - 0 .2%
Honeywell International, Inc. 5,345 1,042,756
INVESTMENTS SHARES VALUE ($)
Machinery - 2 .3%
Allison Transmission Holdings, Inc.
12,357 1,209,750
Caterpillar, Inc.
4,750 2,721,133
Deere & Co.
4,046 1,883,696
Illinois Tool Works, Inc.
6,540 1,610,802
PACCAR, Inc.
6,399 700,755
Parker-Hannifin Corp.
4,198 3,689,874
Westinghouse Air Brake
Technologies Corp. 6,146 1,311,864
Xylem, Inc.
3,586 488,341
13,616,215
Passenger Airlines - 0 .3%
United Airlines Holdings, Inc. * 15,871 1,774,695
Professional Services - 0 .3%
Automatic Data Processing, Inc.
3,597 925,256
Booz Allen Hamilton Holding Corp.,
Class A 5,497 463,727
Verisk Analytics, Inc., Class A
3,228 722,072
2,111,055
Trading Companies & Distributors - 0 .9%
Fastenal Co.
28,056 1,125,887
QXO, Inc. *
15,407 297,201
United Rentals, Inc.
2,557 2,069,431
Watsco, Inc.
1,443 486,219
WW Grainger, Inc.
1,363 1,375,335
5,354,073
Total Industrials 72,749,992
Information Technology - 28 .6%
Communications Equipment - 2 .1%
Arista Networks, Inc. *
26,409 3,460,371
Ciena Corp. *
6,747 1,577,921
Cisco Systems, Inc.
53,255 4,102,233
Lumentum Holdings, Inc. *
5,293 1,950,947
Ubiquiti, Inc.
2,458 1,360,134
12,451,606
Electronic Equipment, Instruments & Components - 1 .7%
Amphenol Corp., Class A
43,535 5,883,320
Corning, Inc.
9,570 837,949
Jabil, Inc.
8,553 1,950,255
TD SYNNEX Corp.
8,495 1,276,204
Zebra Technologies Corp., Class A *
1,545 375,157
10,322,885
IT Services - 1 .4%
Accenture plc, Class A
1,073 287,886
Cloudflare, Inc., Class A *
8,612 1,697,856
International Business Machines
Corp. 7,359 2,179,809
Kyndryl Holdings, Inc. *
23,257 617,706
MongoDB, Inc., Class A *
1,163 488,099
Okta, Inc., Class A *
3,209 277,482
Snowflake, Inc., Class A *
10,586 2,322,145

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
IT Services - 1.4% (continued)
Twilio, Inc., Class A *
4,579 651,317
8,522,300
Semiconductors & Semiconductor Equipment - 13 .8%
Allegro MicroSystems, Inc. (Japan) *
47,256 1,246,613
Analog Devices, Inc.
2,424 657,389
Applied Materials, Inc.
3,864 993,009
Astera Labs, Inc. *
8,187 1,361,989
Broadcom, Inc.
69,552 24,071,947
Intel Corp. *
40,296 1,486,922
KLA Corp.
6,032 7,329,363
Lam Research Corp.
44,882 7,682,901
Lattice Semiconductor Corp. *
17,958 1,321,350
MACOM Technology Solutions
Holdings, Inc. * 7,216 1,235,956
Micron Technology, Inc.
10,991 3,136,941
MKS, Inc.
6,026 962,955
Monolithic Power Systems, Inc.
2,988 2,708,204
NVIDIA Corp.
141,066 26,308,809
Qorvo, Inc. *
1,582 133,695
Teradyne, Inc.
7,428 1,437,764
Texas Instruments, Inc.
6,524 1,131,849
83,207,656
Software - 8 .7%
Adobe, Inc. *
969 339,140
Appfolio, Inc., Class A *
6,245 1,452,899
AppLovin Corp., Class A *
5,864 3,951,281
Autodesk, Inc. *
3,076 910,527
Cadence Design Systems, Inc. *
9,841 3,076,100
Crowdstrike Holdings, Inc., Class A *
10,489 4,916,824
Fair Isaac Corp. *
262 442,942
Fortinet, Inc. *
13,258 1,052,818
Gen Digital, Inc.
42,717 1,161,475
Guidewire Software, Inc. *
1,911 384,130
Intuit, Inc.
7,632 5,055,589
Microsoft Corp.
6,033 2,917,680
Nutanix, Inc., Class A *
9,273 479,321
Oracle Corp.
34,502 6,724,785
Palantir Technologies, Inc., Class A *
41,777 7,425,862
Palo Alto Networks, Inc. *
6,438 1,185,880
Pegasystems, Inc.
3,343 199,644
Rubrik, Inc., Class A *
6,105 466,910
Salesforce, Inc.
2,432 644,261
ServiceNow, Inc. *
16,710 2,559,805
Strategy, Inc., Class A *
10,789 1,639,389
Synopsys, Inc. *
1,470 690,488
Unity Software, Inc. *
27,923 1,233,359
Zoom Communications, Inc., Class
A * 40,901 3,529,347
52,440,456
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0 .9%
Apple, Inc.
8,006 2,176,511
Pure Storage, Inc., Class A *
11,712 784,821
Western Digital Corp.
13,403 2,308,935
5,270,267
Total Information Technology 172,215,170
Materials - 1 .1%
Chemicals - 0 .3%
Element Solutions, Inc.
11,386 284,536
Sherwin-Williams Co. (The)
5,814 1,883,911
2,168,447
Containers & Packaging - 0 .2%
Avery Dennison Corp.
2,796 508,537
Packaging Corp. of America
3,115 642,406
1,150,943
Metals & Mining - 0 .6%
Anglogold Ashanti plc (Australia)
5,522 470,916
MP Materials Corp. *
8,888 449,022
Newmont Corp.
5,225 521,716
Reliance, Inc.
3,454 997,757
Steel Dynamics, Inc.
6,772 1,147,515
3,586,926
Total Materials 6,906,316
Real Estate - 0 .9%
Health Care REITs - 0 .6%
Welltower, Inc., REIT 18,846 3,498,006
Real Estate Management & Development - 0 .2%
CoStar Group, Inc. * 20,700 1,391,868
Specialized REITs - 0 .1%
Digital Realty Trust, Inc., REIT 3,200 495,072
Total Real Estate 5,384,946
Utilities - 1 .4%
Electric Utilities - 0 .7%
Constellation Energy Corp.
4,804 1,697,109
Entergy Corp.
7,859 726,407
NRG Energy, Inc.
11,020 1,754,825
4,178,341
Gas Utilities - 0 .3%
Atmos Energy Corp.
5,400 905,202
National Fuel Gas Co.
3,427 274,366
UGI Corp.
20,052 750,546
1,930,114
Independent Power and Renewable Electricity Producers - 0 .4%
Vistra Corp. 14,049 2,266,525
Total Utilities 8,374,980
TOTAL COMMON STOCKS
(Cost $281,737,153) 571,889,197

Schedule of Investments
December 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4 .6%
Limited Purpose Cash Investment
Fund, 3.78% (a)
(Cost $27,605,651) 27,605,651 27,605,651
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $309,342,804) 599,494,848
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 1,857,074
NET ASSETS - 100.0% 601,351,922
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 86,377,244 14 .4%
Consumer Discretionary 58,741,375 9 .8
Consumer Staples 22,050,457 3 .7
Energy 9,169,214 1 .5
Financials 84,657,785 14 .1
Health Care 45,261,718 7 .5
Industrials 72,749,992 12 .1
Information Technology 172,215,170 28 .6
Materials 6,906,316 1 .1
Real Estate 5,384,946 0 .9
Utilities 8,374,980 1 .4
Investment Companies 27,605,651 4 .6
Total Investments In Securities
At Value 599,494,848 99 .7
Other Assets in Excess of
Liabilities ‡ 1,857,074 0 .3
Net Assets
$ 601,351,922 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 71 3/2026 USD $ 24,468,375 $ 12,942
Net unrealized appreciation $ 12,942

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Communication Services - 3 .0%
Diversified Telecommunication Services - 0 .4%
Globalstar, Inc. *
5,363 327,357
IDT Corp., Class B
4,799 245,757
573,114
Entertainment - 0 .4%
Cinemark Holdings, Inc.
5,046 117,269
CuriosityStream, Inc.
22,133 84,105
IMAX Corp. *
8,059 297,861
Sphere Entertainment Co. *
612 58,189
557,424
Interactive Media & Services - 0 .5%
Arena Group Holdings, Inc. (The) *
14,576 58,304
Cargurus, Inc., Class A *
3,736 143,276
EverQuote, Inc., Class A *
2,468 66,636
fuboTV, Inc. *
47,622 120,008
Grindr, Inc. (Singapore) *
12,052 163,184
Rumble, Inc. *
17,769 112,300
Webtoon Entertainment, Inc. (South
Korea) * 4,376 57,019
720,727
Media - 1 .5%
EchoStar Corp., Class A *
19,038 2,069,431
EW Scripps Co. (The), Class A *
3,455 13,785
iHeartMedia, Inc., Class A *
40,718 169,387
Magnite, Inc. *
4,704 76,346
2,328,949
Wireless Telecommunication Services - 0 .2%
Telephone and Data Systems, Inc. 7,421 304,261
Total Communication Services 4,484,475
Consumer Discretionary - 7 .7%
Automobile Components - 1 .0%
Adient plc *
6,523 125,046
Cooper-Standard Holdings, Inc. *
4,686 153,841
Dorman Products, Inc. *
544 67,015
Garrett Motion, Inc. (Switzerland)
14,117 246,059
Goodyear Tire & Rubber Co. (The) *
7,961 69,738
Motorcar Parts of America, Inc. *
10,373 128,003
Patrick Industries, Inc.
1,809 196,150
Phinia, Inc.
2,305 144,501
Solid Power, Inc. *
36,440 154,870
Strattec Security Corp. *
1,767 134,539
Visteon Corp.
1,316 125,152
1,544,914
Broadline Retail - 0 .1%
Groupon, Inc. * 6,121 107,791
Distributors - 0 .1%
GigaCloud Technology, Inc., Class
A * 2,216 87,045
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1 .6%
Adtalem Global Education, Inc. *
3,189 329,966
American Public Education, Inc. *
6,358 240,332
Carriage Services, Inc., Class A
4,556 192,719
Driven Brands Holdings, Inc. *
3,696 54,775
Frontdoor, Inc. *
3,432 197,992
Graham Holdings Co., Class B
120 131,832
Laureate Education, Inc., Class A *
14,749 496,599
Lincoln Educational Services Corp. *
5,524 133,405
OneSpaWorld Holdings Ltd.
(Bahamas) 6,084 126,182
Perdoceo Education Corp.
3,428 100,543
Stride, Inc. *
3,353 217,710
Universal Technical Institute, Inc. *
7,246 189,338
2,411,393
Hotels, Restaurants & Leisure - 1 .5%
Biglari Holdings, Inc., Class B *
137 45,543
Brinker International, Inc. *
3,338 479,070
Cheesecake Factory, Inc. (The)
1,619 81,727
Cracker Barrel Old Country Store,
Inc. 2,886 73,304
Genius Sports Ltd. (United
Kingdom) * 5,344 58,891
Hilton Grand Vacations, Inc. *
1,038 46,450
Kura Sushi USA, Inc., Class A *
854 44,690
Life Time Group Holdings, Inc. *
4,568 121,417
Lindblad Expeditions Holdings, Inc. *
8,038 115,908
Marriott Vacations Worldwide Corp.
1,229 70,901
Red Rock Resorts, Inc., Class A
3,581 221,843
Rush Street Interactive, Inc. *
26,257 510,174
Serve Robotics, Inc. *
5,833 60,547
Shake Shack, Inc., Class A *
991 80,439
Super Group SGHC Ltd. (Guernsey)
20,403 243,816
2,254,720
Household Durables - 0 .5%
Cavco Industries, Inc. *
324 191,400
Green Brick Partners, Inc. *
6,031 377,902
Installed Building Products, Inc.
159 41,243
M/I Homes, Inc. *
921 117,842
728,387
Leisure Products - 0 .5%
Acushnet Holdings Corp.
5,770 460,561
Latham Group, Inc. *
7,207 45,764
Peloton Interactive, Inc., Class A *
48,078 296,161
802,486
Specialty Retail - 2 .3%
Advance Auto Parts, Inc.
5,519 216,897
Asbury Automotive Group, Inc. *
1,031 239,738
Boot Barn Holdings, Inc. *
861 151,941
Buckle, Inc. (The)
5,129 273,991
Build-A-Bear Workshop, Inc.
4,543 278,350
Citi Trends, Inc. *
2,405 99,952
EVgo, Inc. *
12,779 37,187
Group 1 Automotive, Inc.
778 305,987

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.3% (continued)
National Vision Holdings, Inc. *
7,852 202,739
Petco Health & Wellness Co., Inc.,
Class A * 15,906 44,696
RealReal, Inc. (The) *
16,917 266,950
Signet Jewelers Ltd.
1,657 137,332
Sonic Automotive, Inc., Class A
4,482 277,256
Stitch Fix, Inc., Class A *
19,067 100,102
ThredUp, Inc., Class A *
19,950 127,480
Urban Outfitters, Inc. *
4,777 359,517
Warby Parker, Inc., Class A *
8,026 174,887
Winmark Corp.
103 41,709
3,336,711
Textiles, Apparel & Luxury Goods - 0 .1%
Kontoor Brands, Inc.
1,217 74,346
Wolverine World Wide, Inc.
3,971 72,074
146,420
Total Consumer Discretionary 11,419,867
Consumer Staples - 1 .5%
Beverages - 0 .2%
National Beverage Corp. *
3,086 98,412
Vita Coco Co., Inc. (The) *
2,258 119,697
Zevia PBC, Class A *
40,232 93,338
311,447
Consumer Staples Distribution & Retail - 0 .5%
Chefs' Warehouse, Inc. (The) *
2,697 168,104
Natural Grocers by Vitamin Cottage,
Inc. 6,020 150,801
PriceSmart, Inc.
1,641 201,301
United Natural Foods, Inc. *
7,240 243,771
763,977
Food Products - 0 .4%
Alico, Inc.
4,072 148,139
Cal-Maine Foods, Inc.
2,245 178,635
Fresh Del Monte Produce, Inc.
2,597 92,531
Lifeway Foods, Inc. *
2,446 59,267
Seneca Foods Corp., Class A *
637 70,471
Vital Farms, Inc. *
3,766 120,286
669,329
Household Products - 0 .1%
Central Garden & Pet Co., Class A *
1,915 55,899
Oil-Dri Corp. of America
919 44,976
100,875
Personal Care Products - 0 .0% †
Honest Co., Inc. (The) * 24,731 63,806
Tobacco - 0 .3%
Turning Point Brands, Inc. 3,774 409,102
Total Consumer Staples 2,318,536
INVESTMENTS SHARES VALUE ($)
Energy - 3 .5%
Energy Equipment & Services - 1 .1%
Archrock, Inc.
16,883 439,296
Forum Energy Technologies, Inc. *
3,913 144,585
Kodiak Gas Services, Inc.
2,931 109,619
Natural Gas Services Group, Inc.
2,565 86,312
Solaris Energy Infrastructure, Inc.
8,417 386,930
TETRA Technologies, Inc. *
13,505 126,542
Tidewater, Inc. *
5,770 291,443
1,584,727
Oil, Gas & Consumable Fuels - 2 .4%
Centrus Energy Corp., Class A *
2,162 524,847
CNX Resources Corp. *
4,862 178,776
Comstock Resources, Inc. *
1,825 42,303
Core Natural Resources, Inc.
3,499 309,696
Delek US Holdings, Inc.
6,836 202,756
Diversified Energy Co.
5,198 75,267
Dorian LPG Ltd.
3,343 81,369
Energy Fuels, Inc. *
26,307 382,504
Excelerate Energy, Inc., Class A
1,609 45,132
Gevo, Inc. *
57,151 114,302
Golar LNG Ltd. (Cameroon)
2,056 76,504
Gulfport Energy Corp. *
1,193 248,132
International Seaways, Inc.
3,203 155,506
Lightbridge Corp. *
8,498 107,415
NextDecade Corp. *
19,156 100,952
Northern Oil & Gas, Inc.
5,616 120,576
Par Pacific Holdings, Inc. *
2,036 71,545
PBF Energy, Inc., Class A
3,284 89,062
Scorpio Tankers, Inc. (Monaco)
2,063 104,862
Uranium Energy Corp. *
49,003 572,355
3,603,861
Total Energy 5,188,588
Financials - 13 .0%
Banks - 5 .5%
Ameris Bancorp
1,456 108,137
Axos Financial, Inc. *
3,332 287,085
Bancorp, Inc. (The) *
8,913 601,806
Bank of Marin Bancorp
6,493 168,883
BankUnited, Inc.
5,921 263,899
Bridgewater Bancshares, Inc. *
2,977 52,187
Capital Bancorp, Inc.
2,172 61,185
Capital City Bank Group, Inc.
2,966 126,263
Capitol Federal Financial, Inc.
10,840 73,821
Central Pacific Financial Corp.
7,690 239,620
Civista Bancshares, Inc.
2,656 59,016
Coastal Financial Corp. *
4,390 503,050
Colony Bankcorp, Inc.
3,672 65,435
Customers Bancorp, Inc. *
689 50,380
Esquire Financial Holdings, Inc.
4,882 498,306
FB Financial Corp.
1,990 111,042
First Bancorp
2,787 141,552
First BanCorp
7,504 155,558

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 5.5% (continued)
First Financial Corp.
1,631 98,545
First Mid Bancshares, Inc.
1,079 42,081
Hancock Whitney Corp.
2,302 146,591
Hanmi Financial Corp.
6,497 175,614
Hingham Institution For Savings The
171 48,557
Home Bancorp, Inc.
1,379 79,706
HomeTrust Bancshares, Inc.
3,715 159,522
Horizon Bancorp, Inc.
9,595 162,731
Independent Bank Corp.
2,160 70,265
Independent Bank Corp.
1,271 92,885
Lakeland Financial Corp.
3,172 180,994
Mercantile Bank Corp.
2,370 113,997
Metropolitan Bank Holding Corp.
1,899 145,008
Mid Penn Bancorp, Inc.
1,602 49,694
NB Bancorp, Inc.
2,540 50,343
Nicolet Bankshares, Inc.
407 49,369
Northeast Bank
3,013 313,141
Northrim Bancorp, Inc.
8,540 227,249
OFG Bancorp
1,913 78,395
Old National Bancorp
6,291 140,352
Orrstown Financial Services, Inc.
3,459 122,518
Peoples Financial Services Corp.
965 47,005
Provident Financial Services, Inc.
2,218 43,806
ServisFirst Bancshares, Inc.
1,141 81,912
Shore Bancshares, Inc.
9,415 166,457
SmartFinancial, Inc.
2,366 87,518
Texas Capital Bancshares, Inc. *
1,956 177,096
Third Coast Bancshares, Inc. *
2,032 77,236
Tompkins Financial Corp.
773 56,058
Triumph Financial, Inc. *
2,953 184,946
TrustCo Bank Corp.
3,325 137,422
Trustmark Corp.
4,729 184,195
UMB Financial Corp.
2,340 269,194
Unity Bancorp, Inc.
2,139 110,629
Valley National Bancorp
39,411 460,321
8,198,577
Capital Markets - 2 .1%
Acadian Asset Management, Inc.
8,653 406,691
Artisan Partners Asset Management,
Inc., Class A 1,872 76,265
BGC Group, Inc., Class A
27,013 241,226
Donnelley Financial Solutions, Inc. *
5,882 274,631
Perella Weinberg Partners
4,172 72,176
Piper Sandler Cos.
1,208 410,370
PJT Partners, Inc., Class A
3,670 613,624
StepStone Group, Inc., Class A
6,602 423,650
StoneX Group, Inc. *
3,286 312,597
Victory Capital Holdings, Inc., Class
A 3,278 206,809
Virtus Investment Partners, Inc.
735 119,915
3,157,954
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 1 .2%
Atlanticus Holdings Corp. *
1,290 86,365
Bread Financial Holdings, Inc.
3,005 222,460
Dave, Inc. *
1,761 389,903
Enova International, Inc. *
1,584 249,005
FirstCash Holdings, Inc.
961 153,164
Green Dot Corp., Class A *
5,155 66,036
LendingClub Corp. *
5,983 113,318
Nelnet, Inc., Class A
1,665 221,378
Oportun Financial Corp. *
17,177 90,866
OppFi, Inc.
22,449 234,817
Upstart Holdings, Inc. *
937 40,975
1,868,287
Financial Services - 1 .6%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,204 142,898
Better Home & Finance Holding
Co. * 904 29,452
Finance of America Cos., Inc., Class
A * 3,352 81,152
Jackson Financial, Inc., Class A
4,590 489,524
Marqeta, Inc., Class A *
23,085 109,654
NCR Atleos Corp. *
3,901 148,667
PennyMac Financial Services, Inc.
6,848 902,840
Priority Technology Holdings, Inc. *
7,599 41,415
Sezzle, Inc. *
3,050 193,599
StoneCo Ltd., Class A (Brazil) *
15,881 234,880
2,374,081
Insurance - 2 .6%
American Coastal Insurance Corp.
7,814 98,691
CNO Financial Group, Inc.
18,395 781,236
Genworth Financial, Inc., Class A *
37,888 342,129
Hamilton Insurance Group Ltd.,
Class B * 5,508 153,673
HCI Group, Inc.
1,507 288,877
Heritage Insurance Holdings, Inc. *
10,082 294,999
Hippo Holdings, Inc. *
4,537 136,473
Lemonade, Inc. *
6,172 439,323
MBIA, Inc. *
9,786 70,068
Mercury General Corp.
919 86,441
Oscar Health, Inc., Class A *
5,583 80,228
Palomar Holdings, Inc. *
2,711 365,334
Root, Inc., Class A *
1,807 130,519
SiriusPoint Ltd. (Sweden) *
13,820 302,520
Skyward Specialty Insurance Group,
Inc. * 1,019 52,081
United Fire Group, Inc.
1,791 65,103
Universal Insurance Holdings, Inc.
3,417 115,494
3,803,189
Total Financials 19,402,088

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care - 15 .5%
Biotechnology - 7 .3%
ACADIA Pharmaceuticals, Inc. *
4,321 115,414
ADMA Biologics, Inc. *
22,955 418,699
Akebia Therapeutics, Inc. *
52,294 84,193
Aldeyra Therapeutics, Inc. *
10,953 56,736
Alkermes plc *
2,060 57,639
Arcellx, Inc. *
3,150 205,380
Arcutis Biotherapeutics, Inc. *
13,175 382,602
Arrowhead Pharmaceuticals, Inc. *
5,499 365,079
Aurinia Pharmaceuticals, Inc.
(Canada) * 10,063 160,505
Bridgebio Pharma, Inc. *
14,821 1,133,658
Capricor Therapeutics, Inc. *
6,766 195,267
Catalyst Pharmaceuticals, Inc. *
11,276 263,182
Celcuity, Inc. *
3,267 325,851
Cidara Therapeutics, Inc. *
1,425 314,768
Coherus Oncology, Inc. *
35,169 49,940
Compass Therapeutics, Inc. *
37,695 202,422
CRISPR Therapeutics AG
(Switzerland) * 899 47,144
Cytokinetics, Inc. *
2,345 149,001
Editas Medicine, Inc. *
16,997 34,844
Gossamer Bio, Inc. *
29,364 91,028
GRAIL, Inc. *
3,809 326,012
Inhibrx Biosciences, Inc. *
2,148 169,692
Kodiak Sciences, Inc. *
15,847 443,082
Krystal Biotech, Inc. *
1,014 249,992
Madrigal Pharmaceuticals, Inc. *
1,292 752,383
MannKind Corp. *
37,174 210,777
Mineralys Therapeutics, Inc. *
2,982 108,217
Mirum Pharmaceuticals, Inc. *
4,792 378,520
Monopar Therapeutics, Inc. *
1,450 94,685
Nuvalent, Inc., Class A *
1,907 191,825
Organogenesis Holdings, Inc., Class
A * 13,648 70,697
PDL BioPharma, Inc. (3)*
34,242 1,079
Precigen, Inc. *
12,312 51,464
Protagonist Therapeutics, Inc. *
2,927 255,644
Protara Therapeutics, Inc. *
13,505 71,982
PTC Therapeutics, Inc. *
7,200 546,912
Rhythm Pharmaceuticals, Inc. *
6,456 691,050
Rigel Pharmaceuticals, Inc. *
3,506 150,162
Scholar Rock Holding Corp. *
7,284 320,860
Stoke Therapeutics, Inc. *
2,695 85,539
Taysha Gene Therapies, Inc. *
31,363 172,496
TG Therapeutics, Inc. *
6,749 201,188
Tonix Pharmaceuticals Holding
Corp. * 3,675 57,403
Travere Therapeutics, Inc. *
8,341 318,710
Vaxcyte, Inc. *
1,488 68,656
Verastem, Inc. *
13,312 102,769
Zymeworks, Inc. *
3,394 89,364
10,834,512
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1 .5%
Alphatec Holdings, Inc. *
10,908 229,504
AngioDynamics, Inc. *
11,396 146,325
Artivion, Inc. *
5,242 239,088
AtriCure, Inc. *
1,715 67,845
Glaukos Corp. *
866 97,780
iRadimed Corp.
1,341 130,453
iRhythm Technologies, Inc. *
2,232 396,046
Lantheus Holdings, Inc. *
1,402 93,303
LeMaitre Vascular, Inc.
1,373 111,350
Lucid Diagnostics, Inc. *
64,276 70,061
Merit Medical Systems, Inc. *
2,701 238,066
NeuroPace, Inc. *
5,228 80,720
Pulse Biosciences, Inc. *
4,112 56,458
SANUWAVE Health, Inc. *
2,337 69,736
TransMedics Group, Inc. *
579 70,435
UFP Technologies, Inc. *
853 189,392
2,286,562
Health Care Providers & Services - 3 .4%
Addus HomeCare Corp. *
3,686 395,840
Alignment Healthcare, Inc. *
17,206 339,819
Aveanna Healthcare Holdings, Inc. *
17,277 141,153
BrightSpring Health Services, Inc. *
12,336 461,983
CorVel Corp. *
1,346 91,084
Ensign Group, Inc. (The)
1,791 311,992
GeneDx Holdings Corp. *
2,561 333,084
Guardant Health, Inc. *
10,791 1,102,193
HealthEquity, Inc. *
1,944 178,090
Hims & Hers Health, Inc. *
21,147 686,643
Nutex Health, Inc. *
861 141,738
Oncology Institute, Inc. (The) *
32,497 115,689
OPKO Health, Inc. *
66,111 83,300
Pediatrix Medical Group, Inc. *
9,137 195,440
Pennant Group, Inc. (The) *
2,397 67,476
RadNet, Inc. *
2,686 191,646
Select Medical Holdings Corp.
5,751 85,402
Strata Critical Medical, Inc. *
17,914 86,166
Talkspace, Inc. *
15,394 55,880
5,064,618
Health Care Technology - 0 .4%
Claritev Corp. *
2,967 126,839
LifeMD, Inc. *
18,778 64,033
OptimizeRx Corp. *
7,141 87,549
TruBridge, Inc. *
4,139 91,348
Waystar Holding Corp. *
7,760 254,140
623,909
Life Sciences Tools & Services - 0 .4%
Adaptive Biotechnologies Corp. *
18,491 300,294
Ginkgo Bioworks Holdings, Inc. *
9,613 79,884
Niagen Bioscience, Inc. *
18,452 117,355
Personalis, Inc. *
8,524 67,851
Quantum-Si, Inc. *
50,855 55,940
621,324

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2 .5%
Aclaris Therapeutics, Inc. *
35,660 107,337
Amneal Pharmaceuticals, Inc. *
26,461 333,409
Amylyx Pharmaceuticals, Inc. *
13,913 168,069
Aquestive Therapeutics, Inc. *
11,235 72,578
Axsome Therapeutics, Inc. *
2,724 497,511
CorMedix, Inc. *
4,345 50,532
Eton Pharmaceuticals, Inc. *
4,088 69,128
EyePoint, Inc. *
4,259 77,812
Fulcrum Therapeutics, Inc. *
5,380 60,848
Harrow, Inc. *
3,586 175,714
Ligand Pharmaceuticals, Inc. *
1,068 201,927
Liquidia Corp. *
9,285 320,240
Mind Medicine MindMed, Inc. *
8,322 111,432
Nuvation Bio, Inc. *
8,368 74,977
Ocular Therapeutix, Inc. *
4,337 52,651
Phibro Animal Health Corp., Class A
2,694 100,648
Supernus Pharmaceuticals, Inc. *
2,465 122,510
Tarsus Pharmaceuticals, Inc. *
4,579 374,928
Trevi Therapeutics, Inc. *
20,734 259,590
WaVe Life Sciences Ltd. *
8,881 150,977
Xeris Biopharma Holdings, Inc. *
31,370 246,254
3,629,072
Total Health Care 23,059,997
Industrials - 22 .8%
Aerospace & Defense - 3 .6%
AAR Corp. *
1,252 103,653
AeroVironment, Inc. *
4,490 1,086,086
Archer Aviation, Inc., Class A *
76,775 577,348
Astronics Corp. *
5,884 319,148
Byrna Technologies, Inc. *
5,267 88,433
Eve Holding, Inc. *
12,382 49,404
Intuitive Machines, Inc. *
24,227 393,204
Kratos Defense & Security
Solutions, Inc. * 18,149 1,377,691
Mercury Systems, Inc. *
7,202 525,818
Moog, Inc., Class A
838 204,095
Park Aerospace Corp.
3,187 68,011
Redwire Corp. *
9,009 68,469
Satellogic, Inc., Class A *
39,244 73,386
VSE Corp.
2,194 379,057
5,313,803
Building Products - 2 .0%
AZZ, Inc.
412 44,158
CSW Industrials, Inc.
2,595 761,710
Gibraltar Industries, Inc. *
4,161 205,720
Griffon Corp.
2,883 212,333
Modine Manufacturing Co. *
4,701 627,630
Resideo Technologies, Inc. *
13,984 491,118
UFP Industries, Inc.
5,252 478,195
Zurn Elkay Water Solutions Corp.
3,799 176,616
2,997,480
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0 .9%
BrightView Holdings, Inc. *
5,212 66,036
Casella Waste Systems, Inc., Class
A * 2,339 229,082
CoreCivic, Inc. *
6,129 117,125
Enviri Corp. *
2,150 38,528
GEO Group, Inc. (The) *
11,129 179,399
Healthcare Services Group, Inc. *
6,800 130,016
Interface, Inc., Class A
4,433 123,769
OPENLANE, Inc. *
7,536 224,422
Pitney Bowes, Inc.
25,919 273,964
1,382,341
Construction & Engineering - 3 .7%
Ameresco, Inc., Class A *
1,615 47,303
Argan, Inc.
1,561 489,093
Bowman Consulting Group Ltd. *
1,949 64,356
Centuri Holdings, Inc. *
3,547 89,562
Construction Partners, Inc., Class
A * 7,244 786,336
Dycom Industries, Inc. *
1,427 482,183
Granite Construction, Inc.
1,995 230,123
IES Holdings, Inc. *
1,474 573,416
Limbach Holdings, Inc. *
2,965 230,825
Matrix Service Co. *
6,018 70,411
MYR Group, Inc. *
1,385 302,623
Primoris Services Corp.
4,367 542,119
Sterling Infrastructure, Inc. *
4,108 1,257,993
Tutor Perini Corp.
5,821 390,123
5,556,466
Electrical Equipment - 4 .4%
Allient, Inc.
2,441 131,204
American Superconductor Corp. *
8,800 253,264
Amprius Technologies, Inc. *
25,061 197,731
Atkore, Inc.
1,098 69,448
Bloom Energy Corp., Class A *
23,586 2,049,388
Eos Energy Enterprises, Inc. *
33,388 382,626
KULR Technology Group, Inc. *
20,966 62,059
NANO Nuclear Energy, Inc. *
5,993 143,892
Nextpower, Inc., Class A *
13,622 1,186,612
NuScale Power Corp. *
47,711 676,065
Powell Industries, Inc.
1,195 380,942
Power Solutions International, Inc. *
2,672 152,678
Preformed Line Products Co.
201 41,549
Shoals Technologies Group, Inc.,
Class A * 6,228 52,938
Sunrun, Inc. *
8,204 150,954
T1 Energy, Inc. (Norway) *
39,464 263,620
Vicor Corp. *
3,203 351,049
6,546,019
Ground Transportation - 0 .3%
ArcBest Corp.
1,360 100,898
Covenant Logistics Group, Inc.,
Class A 11,440 252,138
Hertz Global Holdings, Inc. *
19,947 102,527

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.3% (continued)
Marten Transport Ltd.
4,629 52,678
508,241
Industrial Conglomerates - 0 .1%
Brookfield Business Corp., Class A
(Canada) 2,916 104,626
Machinery - 3 .9%
Alamo Group, Inc.
925 155,280
Atmus Filtration Technologies, Inc.
1,977 102,626
Blue Bird Corp. *
1,884 88,548
CECO Environmental Corp. *
5,972 357,424
Enerpac Tool Group Corp., Class A
2,323 88,832
Enpro, Inc.
800 171,304
ESCO Technologies, Inc.
2,465 481,636
Federal Signal Corp.
4,398 477,579
Franklin Electric Co., Inc.
2,799 267,388
Graham Corp. *
1,911 122,744
Greenbrier Cos., Inc. (The)
2,064 96,471
Helios Technologies, Inc.
1,788 95,640
JBT Marel Corp.
3,442 518,606
Kadant, Inc.
1,653 471,138
Lindsay Corp.
765 90,171
Microvast Holdings, Inc. *
53,765 150,542
Mueller Water Products, Inc., Class
A 1,799 42,852
Palladyne AI Corp. *
15,480 65,945
Proto Labs, Inc. *
3,019 152,731
REV Group, Inc.
5,029 305,814
Richtech Robotics, Inc., Class B *
50,583 163,383
SPX Technologies, Inc. *
3,647 729,619
Standex International Corp.
180 39,110
Watts Water Technologies, Inc.,
Class A 1,429 394,433
Worthington Enterprises, Inc.
2,625 135,371
5,765,187
Passenger Airlines - 1 .0%
Joby Aviation, Inc. *
52,427 692,037
SkyWest, Inc. *
7,069 709,798
1,401,835
Professional Services - 2 .0%
Barrett Business Services, Inc.
4,332 156,862
BlackSky Technology, Inc. *
9,073 170,119
CRA International, Inc.
1,390 278,966
CSG Systems International, Inc.
3,419 262,203
Exponent, Inc.
1,152 80,018
Huron Consulting Group, Inc. *
1,868 322,996
IBEX Holdings Ltd. *
2,607 99,535
Innodata, Inc. *
5,041 256,839
Legalzoom.com, Inc. *
17,412 172,901
Planet Labs PBC *
33,946 669,415
Upwork, Inc. *
9,145 181,254
Verra Mobility Corp., Class A *
4,717 105,708
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.0% (continued)
Willdan Group, Inc. *
2,523 261,534
3,018,350
Trading Companies & Distributors - 0 .9%
Boise Cascade Co.
3,371 248,106
Custom Truck One Source, Inc. *
8,577 49,403
DXP Enterprises, Inc. *
1,030 113,084
NPK International, Inc. *
4,200 50,064
Rush Enterprises, Inc., Class A
7,715 416,147
Xometry, Inc., Class A *
6,462 384,295
1,261,099
Total Industrials 33,855,447
Information Technology - 20 .3%
Communications Equipment - 1 .9%
ADTRAN Holdings, Inc. *
15,484 134,556
Applied Optoelectronics, Inc. *
12,896 449,554
BK Technologies Corp. *
1,822 135,903
Calix, Inc. *
6,773 358,495
CommScope Holding Co., Inc. *
30,616 555,068
Digi International, Inc. *
2,321 100,476
Extreme Networks, Inc. *
14,015 233,350
NETGEAR, Inc. *
1,765 43,295
Viasat, Inc. *
14,782 509,388
Viavi Solutions, Inc. *
19,534 348,096
2,868,181
Electronic Equipment, Instruments & Components - 5 .1%
908 Devices, Inc. *
11,880 62,370
Advanced Energy Industries, Inc.
2,439 510,653
Aeva Technologies, Inc. *
13,677 181,631
Arlo Technologies, Inc. *
10,194 142,614
Badger Meter, Inc.
3,605 628,748
Bel Fuse, Inc., Class B
870 147,578
Belden, Inc.
888 103,496
Climb Global Solutions, Inc.
404 41,527
Daktronics, Inc. *
11,010 217,668
Evolv Technologies Holdings, Inc. *
22,524 161,272
Fabrinet (Thailand) *
2,871 1,307,109
Frequency Electronics, Inc. *
3,505 188,709
Insight Enterprises, Inc. *
1,123 91,491
Itron, Inc. *
2,870 266,508
Kimball Electronics, Inc. *
1,478 41,118
Mirion Technologies, Inc. *
21,341 499,806
nLight, Inc. *
7,456 279,675
Novanta, Inc. *
1,513 180,032
OSI Systems, Inc. *
929 236,951
Ouster, Inc. *
10,959 237,153
PC Connection, Inc.
1,848 106,740
Plexus Corp. *
599 88,053
Red Cat Holdings, Inc. *
24,483 194,150
Sanmina Corp. *
4,160 624,291
TTM Technologies, Inc. *
11,400 786,600

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 5.1%
(continued)
Vuzix Corp. *
52,288 197,649
7,523,592
IT Services - 0 .8%
Applied Digital Corp. *
32,605 799,475
BigBear.ai Holdings, Inc. *
50,642 273,467
Crexendo, Inc. *
9,172 59,343
Fastly, Inc., Class A *
6,143 62,536
Information Services Group, Inc.
11,057 63,909
1,258,730
Semiconductors & Semiconductor Equipment - 5 .1%
ACM Research, Inc., Class A *
6,616 261,001
Aehr Test Systems *
4,578 92,430
Aeluma, Inc. *
5,489 94,246
Ambarella, Inc. *
2,682 189,993
Atomera, Inc. *
18,847 41,652
Axcelis Technologies, Inc. *
1,917 154,012
Credo Technology Group Holding
Ltd. * 16,320 2,348,285
Diodes, Inc. *
1,023 50,475
FormFactor, Inc. *
3,422 190,879
indie Semiconductor, Inc., Class A
(China) * 10,669 37,661
Kopin Corp. *
59,943 140,267
Navitas Semiconductor Corp. *
35,848 255,955
PDF Solutions, Inc. *
2,645 75,462
Rambus, Inc. *
10,134 931,213
Rigetti Computing, Inc. *
47,697 1,056,488
Semtech Corp. *
8,755 645,156
Silicon Laboratories, Inc. *
1,510 197,357
SiTime Corp. *
2,097 740,639
SkyWater Technology, Inc. *
7,637 138,688
7,641,859
Software - 6 .0%
A10 Networks, Inc.
14,183 250,897
ACI Worldwide, Inc. *
3,994 190,953
Adeia, Inc.
8,186 141,209
Agilysys, Inc. *
433 51,458
Airship AI Holdings, Inc. *
13,150 38,004
Arteris, Inc. *
5,949 92,210
AvePoint, Inc. *
13,854 192,432
Blend Labs, Inc., Class A *
27,619 83,962
Cerence, Inc. *
15,494 165,631
Cipher Mining, Inc. *
35,900 529,884
Cleanspark, Inc. *
10,437 105,622
Clear Secure, Inc., Class A
3,418 119,903
Commvault Systems, Inc. *
2,097 262,880
Consensus Cloud Solutions, Inc. *
2,656 57,954
Digital Turbine, Inc. *
28,217 141,085
D-Wave Quantum, Inc. (Canada) *
46,879 1,225,886
Hut 8 Corp. (Canada) *
12,141 557,758
InterDigital, Inc.
3,038 967,238
Life360, Inc. *
8,051 516,391
INVESTMENTS SHARES VALUE ($)
Software - 6.0% (continued)
NextNav, Inc. *
17,253 287,090
Pagaya Technologies Ltd., Class A *
9,156 191,360
Porch Group, Inc. *
21,099 192,634
Q2 Holdings, Inc. *
3,708 267,569
Red Violet, Inc.
2,673 152,227
Rezolve AI plc *
15,800 40,606
Rimini Street, Inc. *
11,731 45,516
Riot Platforms, Inc. *
40,991 519,356
SoundHound AI, Inc. *
54,756 545,917
SPS Commerce, Inc. *
2,995 266,944
Telos Corp. *
9,871 50,342
Terawulf, Inc. *
38,595 443,457
Varonis Systems, Inc., Class B *
1,863 61,106
Yext, Inc. *
5,794 46,700
Zeta Global Holdings Corp., Class
A * 4,034 82,092
8,884,273
Technology Hardware, Storage & Peripherals - 1 .4%
CompoSecure, Inc., Class A *
12,682 244,509
Diebold Nixdorf, Inc. *
714 48,474
IonQ, Inc. *
32,340 1,451,096
Quantum Computing, Inc. *
27,228 279,359
2,023,438
Total Information Technology 30,200,073
Materials - 4 .2%
Chemicals - 1 .2%
ASP Isotopes, Inc. *
20,297 108,589
Flotek Industries, Inc. *
6,589 113,529
Hawkins, Inc.
5,060 718,824
Ingevity Corp. *
3,041 179,966
Perimeter Solutions, Inc. *
9,540 262,636
PureCycle Technologies, Inc. *
21,668 186,128
Sensient Technologies Corp.
1,537 144,401
1,714,073
Construction Materials - 0 .2%
United States Lime & Minerals, Inc. 1,944 232,775
Containers & Packaging - 0 .1%
TriMas Corp. 5,210 184,694
Metals & Mining - 2 .7%
American Battery Technology Co. *
43,533 145,400
Caledonia Mining Corp. plc (South
Africa) 3,442 90,077
Century Aluminum Co. *
4,573 179,170
Coeur Mining, Inc. *
58,790 1,048,226
Compass Minerals International,
Inc. * 5,984 117,526
Critical Metals Corp. (Austria) *
4,784 33,201
Dakota Gold Corp. *
10,545 59,896
Hecla Mining Co.
26,514 508,804
Idaho Strategic Resources, Inc. *
2,360 95,108
Ivanhoe Electric, Inc. *
6,056 96,775
NioCorp Developments Ltd. *
20,643 109,408

Schedule of Investments
December 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.7% (continued)
Novagold Resources, Inc. (Canada)
* 16,117 150,210
Perpetua Resources Corp. *
12,883 311,897
Ramaco Resources, Inc., Class A *
12,819 230,742
Ryerson Holding Corp.
2,111 53,113
SSR Mining, Inc. (Canada) *
27,643 605,934
United States Antimony Corp. *
27,684 138,974
US Gold Corp. *
6,040 117,236
4,091,697
Total Materials 6,223,239
Real Estate - 2 .2%
Health Care REITs - 0 .7%
American Healthcare REIT, Inc.,
REIT 17,075 803,549
CareTrust REIT, Inc., REIT
4,399 159,068
Diversified Healthcare Trust, REIT
28,301 137,260
1,099,877
Industrial REITs - 0 .1%
Terreno Realty Corp., REIT 2,183 128,164
Office REITs - 0 .1%
JBG SMITH Properties, REIT
3,193 54,313
Piedmont Realty Trust, Inc., Class
A, REIT 12,875 107,378
161,691
Real Estate Management & Development - 0 .8%
Compass, Inc., Class A *
43,603 460,884
Douglas Elliman, Inc. *
20,895 49,521
St Joe Co. (The)
10,404 617,685
1,128,090
Retail REITs - 0 .5%
CBL & Associates Properties, Inc.,
REIT 4,093 151,441
Tanger, Inc., REIT
18,118 604,598
756,039
Total Real Estate 3,273,861
Utilities - 1 .0%
Electric Utilities - 0 .7%
Oklo, Inc. * 13,394 961,153
Gas Utilities - 0 .1%
Northwest Natural Holding Co.
2,236 104,511
ONE Gas, Inc.
789 60,950
Spire, Inc.
544 44,989
210,450
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 0 .2%
Hallador Energy Co. *
9,632 183,393
Ormat Technologies, Inc.
1,131 124,942
308,335
Total Utilities 1,479,938
TOTAL COMMON STOCKS
(Cost $83,370,870) 140,906,109
SHORT-TERM INVESTMENTS - 5.0%
INVESTMENT COMPANIES - 5 .0%
Limited Purpose Cash Investment
Fund, 3.78% (a)
(Cost $7,363,496) 7,363,496 7,363,496
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $90,734,366) 148,269,605
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 459,360
NET ASSETS - 100.0% 148,728,965
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,484,475 3 .0%
Consumer Discretionary 11,419,867 7 .7
Consumer Staples 2,318,536 1 .5
Energy 5,188,588 3 .5
Financials 19,402,088 13 .0
Health Care 23,059,997 15 .5
Industrials 33,855,447 22 .8
Information Technology 30,200,073 20 .3
Materials 6,223,239 4 .2
Real Estate 3,273,861 2 .2
Utilities 1,479,938 1 .0
Investment Companies 7,363,496 5 .0
Total Investments In Securities
At Value 148,269,605 99 .7
Other Assets in Excess of
Liabilities ‡ 459,360 0 .3
Net Assets
$ 148,728,965 100 .0%

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 48 3/2026 USD $ 5,995,200 $ (224,206)
Net unrealized depreciation $ (224,206)

Schedule of Investments
December 31, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.6%
Australia - 2 .8%
Brambles Ltd. 28,352 432,944
Coles Group Ltd. 8,262 118,091
Commonwealth Bank of Australia 4,367 466,129
Computershare Ltd. 12,033 272,711
CSL Ltd. 2,954 339,951
Evolution Mining Ltd. 85,656 716,833
Goodman Group, REIT 35,291 726,223
Northern Star Resources Ltd. 15,787 277,814
Origin Energy Ltd. 13,916 106,270
Pro Medicus Ltd. 2,205 323,833
Qantas Airways Ltd. 49,837 344,308
REA Group Ltd. 5,051 615,742
Suncorp Group Ltd. 21,287 249,890
Telstra Group Ltd. 191,456 621,191
Wesfarmers Ltd. 2,036 109,686
Westpac Banking Corp. 5,381 138,085
WiseTech Global Ltd. 2,326 105,751
5,965,452
Austria - 0 .4%
Erste Group Bank AG 6,270 751,832
Belgium - 0 .6%
Ageas SA/NV 10,241 717,494
KBC Group NV 2,276 296,417
UCB SA 835 232,653
1,246,564
Brazil - 0 .6%
Wheaton Precious Metals Corp. (1) 10,496 1,233,933
Canada - 17 .9%
Agnico Eagle Mines Ltd. (1) 10,914 1,850,820
Alamos Gold, Inc., Class A (1) 14,010 540,986
AltaGas Ltd. (1) 16,210 494,254
Bank of Montreal (1) 3,891 505,315
Bank of Nova Scotia (The) (1) 10,264 757,003
Barrick Mining Corp. (1) 27,360 1,191,836
Bombardier, Inc., Class B (1)* 953 162,126
Brookfield Asset Management Ltd.,
Class A (1) 3,317 173,759
Brookfield Corp., Class A (1) 38,409 1,763,532
Brookfield Renewable Corp. (1) 4,538 174,074
CAE, Inc. (1)* 4,652 141,470
Cameco Corp. (1) 6,631 607,179
Canadian Imperial Bank of
Commerce (1) 21,229 1,924,538
Canadian Pacific Kansas City Ltd.
(1) 5,691 418,983
Canadian Utilities Ltd., Class A (1) 10,250 319,101
Celestica, Inc. (1)* 3,627 1,072,892
Constellation Software, Inc. (1) 405 974,148
Dollarama, Inc. (1) 8,369 1,250,823
Emera, Inc. (1) 18,836 928,248
Empire Co. Ltd., Class A (1) 2,839 98,705
Fairfax Financial Holdings Ltd. (1) 781 1,488,478
Fortis, Inc. (1) 7,960 413,847
Franco-Nevada Corp. (1) 3,336 691,505
George Weston Ltd. (1) 8,133 561,082
Great-West Lifeco, Inc. (1) 5,153 254,130
INVESTMENTS SHARES VALUE ($)
Canada - 17.9% (continued)
Hydro One Ltd. (1)(a) 7,477 297,653
iA Financial Corp., Inc. (1) 3,485 451,523
Imperial Oil Ltd. (1) 4,106 354,734
Intact Financial Corp. (1) 5,158 1,073,764
Kinross Gold Corp. (1) 55,962 1,576,257
Loblaw Cos. Ltd. (1) 2,182 98,643
Lumine Group, Inc. (1)*(b) 2,271 44,905
Lundin Gold, Inc. (1) 7,988 663,576
Manulife Financial Corp. (1) 11,369 412,831
Pan American Silver Corp. (1) 12,931 670,409
Power Corp. of Canada (1) 17,413 925,488
Royal Bank of Canada (1) 15,449 2,633,719
Shopify, Inc., Class A (1)* 24,108 3,881,730
TC Energy Corp. (1) 12,949 713,042
Thomson Reuters Corp. (1) 7,105 937,619
TMX Group Ltd. (1) 4,232 161,041
Toronto-Dominion Bank (The) (1) 25,059 2,361,759
WSP Global, Inc. (1) 9,122 1,651,670
37,669,197
China - 1 .3%
BOC Hong Kong Holdings Ltd. 197,500 1,002,311
Prosus NV 22,138 1,370,762
SITC International Holdings Co. Ltd. 91,000 325,634
2,698,707
Denmark - 1 .3%
Danske Bank A/S 41,446 2,069,660
DSV A/S 2,590 652,308
2,721,968
Finland - 0 .7%
Fortum OYJ 13,987 297,027
Metso OYJ 4,009 69,753
Nordea Bank Abp 15,420 290,116
Orion OYJ, Class B 4,948 369,159
Sampo OYJ, Class A 12,015 145,367
Wartsila OYJ Abp 10,398 368,137
1,539,559
France - 7 .3%
Accor SA 5,217 294,116
Air Liquide SA 3,379 635,096
Airbus SE 8,479 1,969,027
AXA SA 6,267 300,697
BNP Paribas SA 5,361 507,188
Credit Agricole SA 19,138 394,011
Engie SA 24,367 640,105
EssilorLuxottica SA 3,639 1,150,644
Hermes International SCA 545 1,353,154
Klepierre SA, REIT 5,935 234,820
Legrand SA 3,350 498,020
L'Oreal
SA
1,984 851,763
Orange SA 102,959 1,718,032
Safran SA 5,146 1,792,440
Societe Generale SA 27,211 2,190,596
Thales SA 2,707 730,256
Unibail-Rodamco-Westfield, REIT * 582 63,291
15,323,256

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 9 .8%
Allianz SE (Registered) 3,447 1,593,815
Commerzbank AG 42,785 1,805,725
Continental AG 1,943 154,202
Deutsche Bank AG (Registered) 39,760 1,532,316
Deutsche Lufthansa AG
(Registered) 45,385 445,859
Deutsche Telekom AG (Registered) 7,183 233,814
E.ON SE 24,015 454,722
Hannover Rueck SE 2,710 843,301
Heidelberg Materials AG 3,093 801,882
MTU Aero Engines AG 463 191,927
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 3,717 2,446,107
Nemetschek SE 565 61,128
Rheinmetall AG 1,047 1,910,141
RWE AG 3,865 204,794
SAP SE 6,720 1,632,749
Scout24 SE (a) 5,345 536,851
Siemens AG (Registered) 6,260 1,753,279
Siemens Energy AG * 20,262 2,842,528
Talanx AG 9,912 1,316,700
20,761,840
Hong Kong - 1 .2%
Hong Kong Exchanges & Clearing
Ltd. 20,400 1,067,356
Prudential plc 38,896 598,340
Techtronic Industries Co. Ltd. 25,361 291,731
WH Group Ltd. (a) 527,500 587,642
2,545,069
Italy - 5 .8%
BPER Banca SpA 43,681 590,239
Ferrari NV 1,380 512,828
Generali 21,586 902,045
Intesa Sanpaolo SpA 425,117 2,937,603
Leonardo SpA 22,059 1,261,787
Poste Italiane SpA (a) 40,347 1,012,867
Prysmian SpA 3,657 364,813
UniCredit SpA 46,696 3,867,675
Unipol Assicurazioni SpA 30,174 723,924
12,173,781
Japan - 17 .3%
Advantest Corp. 19,332 2,444,492
Aisin Corp. 3,200 59,956
Asics Corp. 21,300 511,338
Bandai Namco Holdings, Inc. 16,177 430,568
Chugai Pharmaceutical Co. Ltd. 14,869 780,051
Daifuku Co. Ltd. 5,200 163,674
Daiichi Sankyo Co. Ltd. 6,106 129,658
Daikin Industries Ltd. 874 111,777
Fast Retailing Co. Ltd. 656 237,858
Fujikura Ltd. 11,900 1,319,656
Fujitsu Ltd. 41,080 1,128,998
Hikari Tsushin, Inc. 595 166,718
Hitachi Ltd. 56,705 1,778,358
Hoya Corp. 2,187 331,701
IHI Corp. 38,900 683,885
INVESTMENTS SHARES VALUE ($)
Japan - 17.3% (continued)
ITOCHU Corp. 103,645 1,309,742
Japan Post Insurance Co. Ltd. 5,900 177,434
Japan Tobacco, Inc. 5,898 211,988
Kajima Corp. 2,800 104,405
Kawasaki Heavy Industries Ltd. 1,100 72,948
Keyence Corp. 310 112,135
Konami Group Corp. 4,507 612,083
M3, Inc. 4,400 59,192
Marubeni Corp. 2,200 61,270
Mitsubishi Corp. 8,956 204,848
Mitsubishi Electric Corp. 22,400 653,114
Mitsubishi HC Capital, Inc. 42,915 358,995
Mitsubishi Heavy Industries Ltd. 90,620 2,212,255
Mitsubishi UFJ Financial Group,
Inc. 152,800 2,425,100
Mitsui OSK Lines Ltd. 3,336 100,295
Mizuho Financial Group, Inc. 50,661 1,848,851
MS&AD Insurance Group Holdings,
Inc. 13,100 307,549
Nintendo Co. Ltd. 16,600 1,120,742
Nippon Yusen KK 13,801 447,036
Nitori Holdings Co. Ltd. 10,535 183,879
Nomura Holdings, Inc. 22,000 183,270
Nomura Research Institute Ltd. 15,822 602,100
Obayashi Corp. 17,900 374,610
Obic Co. Ltd. 19,115 599,995
Oracle Corp. Japan 900 75,644
Pan Pacific International Holdings
Corp. 17,500 104,246
Recruit Holdings Co. Ltd. 8,818 495,497
Resona Holdings, Inc. 86,450 822,807
Shimadzu Corp. 6,009 159,969
SoftBank Group Corp. 102,800 2,883,884
Sompo Holdings, Inc. 18,900 641,508
Sony Financial Group, Inc. (1)* 105,060 111,338
Sony Group Corp. 107,460 2,756,456
Sumitomo Electric Industries Ltd. 30,500 1,228,457
Sumitomo Mitsui Financial Group,
Inc. 10,463 336,505
Taisei Corp. 2,500 236,927
Terumo Corp. 10,414 151,369
TIS, Inc. 16,300 547,608
Toho Co. Ltd. (1) 7,500 382,086
Tokyo Gas Co. Ltd. 11,200 444,018
Toyota Industries Corp. 2,100 238,070
Zensho Holdings Co. Ltd. 3,100 177,641
36,416,554
Luxembourg - 0 .3%
ArcelorMittal SA 13,888 637,730
Macau - 0 .1%
Galaxy Entertainment Group Ltd. 24,000 118,340
Sands China Ltd. 36,800 92,825
211,165
Mexico - 0 .2%
Fresnillo plc 8,808 392,753

Schedule of Investments
December 31, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 3 .1%
ABN AMRO Bank NV, CVA (a) 35,910 1,254,656
Adyen NV *(a) 134 216,085
Argenx SE * 722 609,039
ASML Holding NV 1,156 1,245,613
Euronext NV (a) 3,879 582,695
ING Groep NV 21,423 602,163
Koninklijke Ahold Delhaize NV 12,177 499,341
Koninklijke KPN NV 14,059 65,694
NN Group NV 13,383 1,032,427
Wolters Kluwer NV 4,561 472,412
6,580,125
New Zealand - 0 .1%
Xero Ltd. * 2,993 226,732
Norway - 0 .6%
Kongsberg Gruppen ASA 30,520 782,083
Orkla ASA 36,121 402,234
Telenor ASA 7,732 112,458
1,296,775
Singapore - 2 .0%
DBS Group Holdings Ltd. 45,243 1,981,854
Keppel Ltd. 24,400 196,168
Oversea-Chinese Banking Corp.
Ltd. 14,300 219,694
Singapore Exchange Ltd. 35,000 460,738
Singapore Technologies
Engineering Ltd. 74,700 488,097
Singapore Telecommunications Ltd. 275,900 976,134
4,322,685
Spain - 5 .1%
ACS Actividades de Construccion y
Servicios SA 12,350 1,225,927
Aena SME SA (a) 6,920 193,351
Banco Bilbao Vizcaya Argentaria SA 109,788 2,575,321
Banco Santander SA 231,962 2,730,307
Bankinter SA 23,940 396,810
CaixaBank SA 79,725 974,728
Endesa SA (1) 39,768 1,431,504
Grifols SA 6,991 87,385
Iberdrola SA 52,097 1,128,077
Repsol SA 3,298 61,535
10,804,945
Sweden - 2 .2%
Hexagon AB, Class B 96,475 1,136,350
Investor AB, Class B 23,991 854,934
Saab AB, Class B 12,204 708,079
Securitas AB, Class B 13,535 215,249
Svenska Handelsbanken AB, Class
A 4,272 61,891
Swedbank AB, Class A 13,047 452,666
Tele2 AB, Class B 51,521 863,316
Telia Co. AB 89,196 381,221
4,673,706
INVESTMENTS SHARES VALUE ($)
Switzerland - 2 .6%
ABB Ltd. (Registered) 15,847 1,168,202
Chocoladefabriken Lindt &
Spruengli AG 14 204,566
Galderma Group AG 3,145 640,425
Geberit AG (Registered) 236 183,283
Givaudan SA (Registered) 101 399,581
Helvetia Baloise Holding AG 1,089 286,421
Lonza Group AG (Registered) 462 311,490
Partners Group Holding AG 1,115 1,368,085
Sandoz Group AG 3,367 244,465
Swiss Life Holding AG (Registered) 151 173,929
Swiss Prime Site AG (Registered) 1,235 191,756
UBS Group AG (Registered) 4,742 218,960
5,391,163
United Kingdom - 10 .6%
3i Group plc 18,776 823,306
Admiral Group plc 7,585 324,470
Ashtead Group plc 5,509 375,599
Aviva plc 42,309 389,028
BAE Systems plc 53,610 1,233,837
Barclays plc 303,538 1,942,986
British American Tobacco plc 40,167 2,277,094
BT Group plc 254,839 631,349
Bunzl plc 7,883 220,125
Centrica plc 71,355 162,694
Compass Group plc 13,795 437,095
HSBC Holdings plc 278,447 4,381,626
Imperial Brands plc 25,427 1,067,684
InterContinental Hotels Group plc 2,705 380,130
International Consolidated Airlines
Group SA 120,921 671,403
NatWest Group plc 188,191 1,650,865
Next plc 2,173 400,050
Phoenix Group Holdings plc 27,346 270,721
Reckitt Benckiser Group plc 2,971 240,411
Rolls-Royce Holdings plc 192,420 2,975,912
SSE plc 3,616 106,014
Standard Chartered plc 51,661 1,260,551
Wise plc, Class A * 11,248 134,751
22,357,701
United States - 2 .5%
AP Moller - Maersk A/S, Class B 132 302,881
Experian plc 4,463 201,221
Ferrovial SE 5,734 371,510
Holcim AG 6,320 615,254
Jackson Financial, Inc., Class A (1) 223 23,783
Schneider Electric SE 4,328 1,184,034
Shell plc 67,773 2,497,588
Swiss Re AG 421 70,134
5,266,405
Zambia - 0 .2%
First Quantum Minerals Ltd. (1)* 18,372 492,579
TOTAL COMMON STOCKS
(Cost $118,760,861) 203,702,176

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –
SHARES
SHORT-TERM INVESTMENTS - 2.8%
INVESTMENT COMPANIES - 2 .8%
Limited Purpose Cash Investment
Fund, 3.78% (1)(c)
(Cost $5,980,623) 5,980,627 5,980,627
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $124,741,484) 209,682,803
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6%
‡
1,343,210
NET ASSETS - 100.0% 211,026,013
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 11,754,597 5 .7%
Consumer Discretionary 12,164,411 5 .8
Consumer Staples 7,219,244 3 .4
Energy 4,234,078 2 .0
Financials 80,574,626 38 .2
Health Care 5,761,015 2 .7
Industrials 43,733,930 20 .7
Information Technology 16,052,937 7 .6
Materials 13,388,845 6 .3
Real Estate 1,216,091 0 .6
Utilities 7,602,402 3 .6
Investment Companies 5,980,627 2 .8
Total Investments In Securities
At Value 209,682,803 99 .4
Other Assets in Excess of
Liabilities ‡ 1,343,210 0 .6
Net Assets
$ 211,026,013 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $4,681,800 of investments in securities, which represents 2.22% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2025 amounted to $44,905 of investments in securities, which represents 0.02% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 31 3/2026 USD $ 4,498,255 $ 3,516
Net unrealized appreciation $ 3,516

Schedule of Investments
December 31, 2025 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.0%
Communication Services - 10 .4%
Diversified Telecommunication Services - 2 .7%
AT&T, Inc.
938,084 23,302,006
Verizon Communications, Inc.
448,867 18,282,353
41,584,359
Entertainment - 3 .7%
Electronic Arts, Inc.
96,760 19,770,971
Netflix, Inc. *
103,640 9,717,287
ROBLOX Corp., Class A *
125,876 10,199,732
Spotify Technology SA *
31,279 18,164,028
57,852,018
Interactive Media & Services - 3 .0%
Alphabet, Inc., Class A
74,417 23,292,521
Meta Platforms, Inc., Class A
35,689 23,557,952
46,850,473
Wireless Telecommunication Services - 1 .0%
T-Mobile US, Inc. 78,010 15,839,150
Total Communication Services 162,126,000
Consumer Discretionary - 7 .4%
Automobiles - 0 .1%
General Motors Co. 30,721 2,498,232
Broadline Retail - 0 .4%
Amazon.com, Inc. *
7,931 1,830,634
Dillard's, Inc., Class A
7,183 4,355,340
6,185,974
Hotels, Restaurants & Leisure - 3 .4%
Airbnb, Inc., Class A *
97,043 13,170,676
Booking Holdings, Inc.
3,190 17,083,503
McDonald's Corp.
72,588 22,185,070
52,439,249
Household Durables - 0 .6%
Garmin Ltd. 45,884 9,307,569
Specialty Retail - 2 .9%
AutoZone, Inc. *
4,598 15,594,117
Murphy USA, Inc.
8,249 3,328,636
O'Reilly Automotive, Inc. *
244,479 22,298,930
TJX Cos., Inc. (The)
22,027 3,383,567
44,605,250
Total Consumer Discretionary 115,036,274
Consumer Staples - 15 .8%
Beverages - 4 .2%
Coca-Cola Co. (The)
285,415 19,953,363
Monster Beverage Corp. *
307,811 23,599,869
PepsiCo, Inc.
145,414 20,869,817
64,423,049
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 4 .3%
Costco Wholesale Corp.
26,193 22,587,271
Kroger Co. (The)
365,962 22,865,306
Walmart, Inc.
198,056 22,065,419
67,517,996
Food Products - 1 .7%
General Mills, Inc.
44,890 2,087,385
Hershey Co. (The)
67,398 12,265,088
Mondelez International, Inc., Class A
189,017 10,174,785
Pilgrim's Pride Corp.
45,468 1,772,798
26,300,056
Household Products - 3 .6%
Church & Dwight Co., Inc.
156,259 13,102,317
Colgate-Palmolive Co.
247,295 19,541,251
Procter & Gamble Co. (The)
161,512 23,146,285
55,789,853
Tobacco - 2 .0%
Altria Group, Inc.
131,401 7,576,582
Philip Morris International, Inc.
150,769 24,183,347
31,759,929
Total Consumer Staples 245,790,883
Energy - 5 .2%
Energy Equipment & Services - 0 .4%
Halliburton Co. 211,319 5,971,875
Oil, Gas & Consumable Fuels - 4 .8%
Chevron Corp.
94,429 14,391,924
ConocoPhillips
30,797 2,882,907
Coterra Energy, Inc.
142,654 3,754,653
Diamondback Energy, Inc.
8,873 1,333,878
DT Midstream, Inc.
58,363 6,984,884
EOG Resources, Inc.
84,235 8,845,517
Expand Energy Corp.
10,884 1,201,158
Exxon Mobil Corp.
194,411 23,395,420
Permian Resources Corp., Class A
55,165 773,965
Texas Pacific Land Corp.
38,913 11,176,592
74,740,898
Total Energy 80,712,773
Financials - 15 .0%
Banks - 0 .7%
First Citizens BancShares, Inc.,
Class A 4,509 9,677,126
JPMorgan Chase & Co.
7,028 2,264,562
11,941,688
Capital Markets - 3 .8%
Bank of New York Mellon Corp.
(The) 20,474 2,376,826
Cboe Global Markets, Inc.
90,812 22,793,812
CME Group, Inc.
84,286 23,016,821
Intercontinental Exchange, Inc.
58,528 9,479,195

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.8% (continued)
Robinhood Markets, Inc., Class A *
11,850 1,340,235
59,006,889
Financial Services - 3 .0%
Mastercard, Inc., Class A
40,320 23,017,882
Visa, Inc., Class A
66,268 23,240,850
46,258,732
Insurance - 7 .5%
Arch Capital Group Ltd. *
114,116 10,946,007
Arthur J Gallagher & Co.
76,402 19,772,073
Chubb Ltd.
74,769 23,336,900
Everest Group Ltd.
22,476 7,627,231
Markel Group, Inc. *
1,998 4,295,001
Marsh & McLennan Cos., Inc.
92,211 17,106,985
Progressive Corp. (The)
80,773 18,393,627
Reinsurance Group of America, Inc.
10,782 2,193,706
Travelers Cos., Inc. (The)
21,462 6,225,268
W R Berkley Corp.
84,350 5,914,622
White Mountains Insurance Group
Ltd. 333 691,984
116,503,404
Total Financials 233,710,713
Health Care - 13 .7%
Biotechnology - 2 .3%
Insmed, Inc. *
13,049 2,271,048
Neurocrine Biosciences, Inc. *
3,272 464,067
United Therapeutics Corp. *
46,088 22,456,378
Vertex Pharmaceuticals, Inc. *
22,183 10,056,885
35,248,378
Health Care Equipment & Supplies - 2 .7%
Abbott Laboratories
155,917 19,534,841
Becton Dickinson & Co.
3,902 757,261
Boston Scientific Corp. *
96,494 9,200,703
Edwards Lifesciences Corp. *
40,156 3,423,299
Stryker Corp.
28,032 9,852,407
42,768,511
Health Care Providers & Services - 4 .8%
Cardinal Health, Inc.
61,824 12,704,832
Cencora, Inc.
66,620 22,500,905
Centene Corp. *
19,808 815,099
Elevance Health, Inc.
9,543 3,345,299
McKesson Corp.
28,200 23,132,178
UnitedHealth Group, Inc.
36,025 11,892,213
74,390,526
Health Care Technology - 1 .5%
Veeva Systems, Inc., Class A * 104,240 23,269,495
Life Sciences Tools & Services - 0 .2%
Thermo Fisher Scientific, Inc. 4,486 2,599,413
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2 .2%
Corcept Therapeutics, Inc. *
92,098 3,205,010
Eli Lilly & Co.
5,388 5,790,376
Johnson & Johnson
109,126 22,583,626
Merck & Co., Inc.
20,655 2,174,145
33,753,157
Total Health Care 212,029,480
Industrials - 13 .4%
Aerospace & Defense - 2 .7%
General Dynamics Corp.
2,384 802,598
Lockheed Martin Corp.
25,748 12,453,535
Northrop Grumman Corp.
40,625 23,164,781
RTX Corp.
33,013 6,054,584
42,475,498
Commercial Services & Supplies - 4 .4%
Cintas Corp.
87,142 16,388,796
RB Global, Inc. (Canada)
25,157 2,587,901
Republic Services, Inc., Class A
107,970 22,882,082
Rollins, Inc.
40,527 2,432,431
Waste Management, Inc.
106,699 23,442,837
67,734,047
Ground Transportation - 0 .3%
Old Dominion Freight Line, Inc.
17,946 2,813,933
U-Haul Holding Co. *
2,125 107,121
Union Pacific Corp.
9,832 2,274,338
5,195,392
Machinery - 1 .0%
Cummins, Inc.
11,573 5,907,438
Deere & Co.
12,721 5,922,516
Illinois Tool Works, Inc.
13,516 3,328,990
Mueller Industries, Inc.
4,531 520,159
15,679,103
Professional Services - 3 .7%
Automatic Data Processing, Inc.
71,189 18,311,946
CACI International, Inc., Class A *
32,615 17,377,598
FTI Consulting, Inc. *
41,670 7,118,486
Leidos Holdings, Inc.
44,865 8,093,646
Paychex, Inc.
37,459 4,202,151
Verisk Analytics, Inc., Class A
9,097 2,034,908
57,138,735
Trading Companies & Distributors - 1 .3%
Fastenal Co.
93,157 3,738,391
WW Grainger, Inc.
16,662 16,812,791
20,551,182
Total Industrials 208,773,957

Schedule of Investments
December 31, 2025 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 15 .0%
Communications Equipment - 2 .6%
Arista Networks, Inc. *
174,376 22,848,488
Cisco Systems, Inc.
190,501 14,674,292
Motorola Solutions, Inc.
3,379 1,295,238
Ubiquiti, Inc.
2,223 1,230,097
40,048,115
Electronic Equipment, Instruments & Components - 0 .2%
TD SYNNEX Corp.
7,255 1,089,918
Teledyne Technologies, Inc. *
2,812 1,436,173
2,526,091
IT Services - 0 .9%
Accenture plc, Class A
33,606 9,016,490
International Business Machines
Corp. 19,367 5,736,699
14,753,189
Semiconductors & Semiconductor Equipment - 3 .0%
Analog Devices, Inc.
10,705 2,903,196
Applied Materials, Inc.
30,221 7,766,495
Astera Labs, Inc. *
4,455 741,134
Broadcom, Inc.
11,792 4,081,211
KLA Corp.
5,666 6,884,643
Marvell Technology, Inc.
119,609 10,164,373
NVIDIA Corp.
73,584 13,723,416
46,264,468
Software - 6 .9%
Adobe, Inc. *
21,818 7,636,082
Cadence Design Systems, Inc. *
12,367 3,865,677
Crowdstrike Holdings, Inc., Class A *
8,560 4,012,586
Datadog, Inc., Class A *
13,318 1,811,115
Fortinet, Inc. *
38,308 3,042,038
Intuit, Inc.
3,716 2,461,553
Microsoft Corp.
48,080 23,252,450
Palantir Technologies, Inc., Class A *
30,005 5,333,389
Palo Alto Networks, Inc. *
58,953 10,859,142
Roper Technologies, Inc.
21,980 9,783,957
ServiceNow, Inc. *
82,300 12,607,537
Zoom Communications, Inc., Class
A * 257,952 22,258,678
106,924,204
Technology Hardware, Storage & Peripherals - 1 .4%
Apple, Inc. 82,883 22,532,572
Total Information Technology 233,048,639
Materials - 0 .3%
Chemicals - 0 .3%
Linde plc 11,232 4,789,213
INVESTMENTS SHARES VALUE ($)
Utilities - 1 .8%
Electric Utilities - 0 .7%
Duke Energy Corp.
82,007 9,612,040
Xcel Energy, Inc.
8,209 606,317
10,218,357
Gas Utilities - 0 .3%
Atmos Energy Corp. 31,064 5,207,259
Multi-Utilities - 0 .8%
Consolidated Edison, Inc. 120,532 11,971,238
Total Utilities 27,396,854
TOTAL COMMON STOCKS
(Cost $864,676,386) 1,523,414,786
SHORT-TERM INVESTMENTS - 2.2%
INVESTMENT COMPANIES - 2 .2%
Limited Purpose Cash Investment
Fund, 3.78% (a)
(Cost $33,542,690) 33,542,693 33,542,693
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $898,219,076) 1,556,957,479
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)% ‡ (2,542,523)
NET ASSETS - 100.0% 1,554,414,956
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 162,126,000 10 .4%
Consumer Discretionary 115,036,274 7 .4
Consumer Staples 245,790,883 15 .8
Energy 80,712,773 5 .2
Financials 233,710,713 15 .0
Health Care 212,029,480 13 .7
Industrials 208,773,957 13 .4
Information Technology 233,048,639 15 .0
Materials 4,789,213 0 .3
Utilities 27,396,854 1 .8
Investment Companies 33,542,693 2 .2
Total Investments In Securities
At Value 1,556,957,479 100 .2
Liabilities in Excess of Other
Assets ‡ (2,542,523) ( 0 .2 )
Net Assets
$ 1,554,414,956 100 .0%

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 62 3/2026 USD $ 21,366,750 $ (109,708)
Net unrealized depreciation $ (109,708)

Schedule of Investments
December 31, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.9%
Australia - 7 .3%
ANZ Group Holdings Ltd. 6,958 168,228
Aristocrat Leisure Ltd. 38,642 1,496,002
BHP Group Ltd. 14,312 431,924
Brambles Ltd. 12,311 187,993
Cochlear Ltd. 1,306 226,747
Coles Group Ltd. 27,827 397,739
Fortescue Ltd. 29,644 433,469
Medibank Pvt Ltd. 50,505 161,180
QBE Insurance Group Ltd. 13,708 181,486
REA Group Ltd. 11,269 1,373,747
Santos Ltd. 24,447 100,408
Telstra Group Ltd. 505,032 1,638,608
Wesfarmers Ltd. 29,017 1,563,235
8,360,766
Austria - 0 .6%
OMV AG 11,896 661,982
Belgium - 1 .1%
Anheuser-Busch InBev SA/NV 10,546 676,854
Groupe Bruxelles Lambert NV 354 31,479
KBC Group NV 3,106 404,513
Lotus Bakeries NV 13 119,660
1,232,506
Brazil - 1 .1%
Wheaton Precious Metals Corp. (1) 10,443 1,227,702
Canada - 12 .7%
ARC Resources Ltd. (1) 18,662 350,112
Bank of Montreal (1) 1,972 256,099
Cameco Corp. (1) 1,057 96,786
Canadian National Railway Co. (1) 16,480 1,629,931
Canadian Natural Resources Ltd.
(1) 22,038 746,455
Canadian Pacific Kansas City Ltd.
(1) 12,615 928,743
Constellation Software, Inc. (1) 223 536,383
Descartes Systems Group, Inc.
(The) (1)* 2,278 199,843
Enbridge, Inc. (1) 7,546 361,095
Fairfax Financial Holdings Ltd. (1) 83 158,186
Fortis, Inc. (1) 1,201 62,441
George Weston Ltd. (1) 3,945 272,159
Hydro One Ltd. (1)(a) 29,072 1,157,331
Imperial Oil Ltd. (1) 10,711 925,365
Intact Financial Corp. (1) 6,881 1,432,449
Loblaw Cos. Ltd. (1) 36,170 1,635,168
Lumine Group, Inc. (1)*(b) 2,895 57,244
Lundin Gold, Inc. (1) 9,575 795,411
Metro, Inc., Class A (1) 11,957 860,611
Royal Bank of Canada (1) 6,459 1,101,119
Sun Life Financial, Inc. (1) 1,322 82,524
Suncor Energy, Inc. (1) 16,118 715,390
Tourmaline Oil Corp. (1) 3,221 144,488
14,505,333
INVESTMENTS SHARES VALUE ($)
China - 0 .5%
BOC Hong Kong Holdings Ltd. 84,500 428,836
Prosus NV 1,956 121,114
549,950
Denmark - 0 .6%
Genmab A/S * 2,339 725,053
Finland - 0 .6%
Elisa OYJ 1,380 61,156
Kone OYJ, Class B 4,446 314,968
Nokia OYJ 37,844 243,983
Wartsila OYJ Abp 3,498 123,845
743,952
France - 7 .2%
Air Liquide SA 2,883 541,871
Bouygues SA 1,461 75,951
Danone SA 13,792 1,244,026
Dassault Aviation SA 4,003 1,283,384
Dassault Systemes SE 6,712 187,522
Engie SA 3,782 99,351
Hermes International SCA 658 1,633,715
Ipsen SA 3,093 431,565
L'Oreal SA 2,959 1,270,346
Orange SA 24,144 402,880
Societe Generale SA 9,319 750,217
Thales SA 1,048 282,715
8,203,543
Germany - 6 .4%
Allianz SE (Registered) 817 377,762
Beiersdorf AG 28,665 3,147,910
Commerzbank AG 10,383 438,211
Deutsche Telekom AG (Registered) 2,520 82,029
Hannover Rueck SE 1,051 327,052
Mercedes-Benz Group AG 4,684 324,705
Rational AG 312 240,893
Rheinmetall AG 27 49,259
RWE AG 3,090 163,729
SAP SE 7,348 1,785,332
Scout24 SE (a) 4,305 432,394
7,369,276
Hong Kong - 3 .2%
CK Asset Holdings Ltd. 95,500 482,933
HKT Trust & HKT Ltd. 60,000 88,845
Power Assets Holdings Ltd. (1) 203,500 1,442,047
Sino Land Co. Ltd. 337,866 444,581
Sun Hung Kai Properties Ltd. 67,000 815,811
WH Group Ltd. (a) 352,500 392,690
Wharf Real Estate Investment Co.
Ltd. 15,000 47,409
3,714,316
Italy - 2 .0%
Coca-Cola HBC AG 22,282 1,152,727
Eni SpA 8,120 153,924
Ferrari NV 433 160,909
Generali 13,836 578,185

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 2.0% (continued)
Leonardo SpA 5,201 297,500
2,343,245
Japan - 21 .9%
Advantest Corp. 9,800 1,239,190
Ajinomoto Co., Inc. 11,500 243,110
Asics Corp. 5,500 132,036
Capcom Co. Ltd. 31,000 720,100
Chugai Pharmaceutical Co. Ltd. 25,900 1,358,755
Disco Corp. 200 60,932
FANUC Corp. 1,000 38,916
Fast Retailing Co. Ltd. 1,400 507,624
Fujikura Ltd. 400 44,358
Fujitsu Ltd. 9,000 247,346
Hoya Corp. 12,500 1,895,870
Inpex Corp. 53,600 1,072,029
Japan Post Bank Co. Ltd. 70,100 986,803
Japan Tobacco, Inc. 34,700 1,247,198
KDDI Corp. 45,200 782,308
Keyence Corp. 1,000 361,725
Kikkoman Corp. 10,000 90,806
Konami Group Corp. 1,900 258,034
Lasertec Corp. 200 38,109
MatsukiyoCocokara & Co. (1) 39,200 678,693
Mitsubishi Electric Corp. 14,000 408,196
Nexon Co. Ltd. 46,100 1,126,062
Nintendo Co. Ltd. 16,300 1,100,487
Nippon Yusen KK 9,500 307,720
Nitto Denko Corp. 22,000 523,814
NTT, Inc. 445,000 449,223
Obic Co. Ltd. 39,400 1,236,714
Oracle Corp. Japan 7,700 647,178
Osaka Gas Co. Ltd. 18,900 656,716
Otsuka Corp. 18,100 372,961
Recruit Holdings Co. Ltd. 18,900 1,062,021
Ryohin Keikaku Co. Ltd. 6,900 121,836
Sanrio Co. Ltd. 6,000 187,741
Secom Co. Ltd. 19,300 685,810
Shin-Etsu Chemical Co. Ltd. 1,900 59,016
Shionogi & Co. Ltd. 21,400 387,336
SoftBank Corp. 160,700 220,634
Subaru Corp. 2,900 62,441
Sumitomo Mitsui Trust Group, Inc. 16,400 499,788
Suntory Beverage & Food Ltd. 7,100 213,522
Toho Co. Ltd. (1) 4,900 249,630
Tokyo Electron Ltd. 3,100 690,455
Tokyo Gas Co. Ltd. 2,400 95,147
Trend Micro, Inc. * 28,600 1,187,823
Yakult Honsha Co. Ltd. 16,900 264,139
ZOZO, Inc. 28,900 238,333
25,058,685
Netherlands - 4 .4%
Adyen NV *(a) 199 320,902
Argenx SE * 1,362 1,148,907
ASM International NV 581 351,735
ASML Holding NV 437 470,876
Heineken NV 2,316 191,086
Koninklijke Ahold Delhaize NV 39,977 1,639,333
Koninklijke KPN NV 57,634 269,307
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.4% (continued)
Universal Music Group NV 24,428 636,834
5,028,980
New Zealand - 0 .0% †
Xero Ltd. * 435 32,953
Norway - 2 .7%
Equinor ASA 23,813 561,554
Gjensidige Forsikring ASA 8,755 261,672
Kongsberg Gruppen ASA 4,596 117,774
Mowi ASA 4,935 118,711
Orkla ASA 124,796 1,389,696
Telenor ASA 42,887 623,768
3,073,175
Portugal - 0 .2%
Jeronimo Martins SGPS SA 10,428 248,148
Singapore - 3 .4%
DBS Group Holdings Ltd. 25,620 1,122,275
Oversea-Chinese Banking Corp.
Ltd. 65,100 1,000,146
Singapore Telecommunications Ltd. 87,500 309,575
United Overseas Bank Ltd. 51,900 1,413,524
3,845,520
Spain - 3 .2%
CaixaBank SA 26,058 318,588
Endesa SA (1) 2,393 86,139
Iberdrola SA 72,838 1,577,190
Industria de Diseno Textil SA 24,670 1,627,349
3,609,266
Sweden - 1 .6%
Essity AB, Class B 8,808 253,242
Evolution AB (a) 17,808 1,209,191
Telia Co. AB 98,455 420,793
1,883,226
Switzerland - 4 .0%
Belimo Holding AG (Registered) 75 73,280
BKW AG 696 147,629
Chocoladefabriken Lindt &
Spruengli AG 64 935,160
EMS-Chemie Holding AG
(Registered) 239 164,870
Kuehne + Nagel International AG
(Registered) 965 206,949
Schindler Holding AG 349 131,247
Sonova Holding AG (Registered) 510 131,920
Swisscom AG (Registered) 2,068 1,502,107
Zurich Insurance Group AG 1,631 1,234,182
4,527,344
United Kingdom - 10 .0%
Associated British Foods plc 17,499 499,830
AstraZeneca plc 6,346 1,174,387
Auto Trader Group plc (a) 136,347 1,075,691
BAE Systems plc 32,400 745,688
British American Tobacco plc 21,132 1,197,986
Compass Group plc 14,477 458,704

Schedule of Investments
December 31, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 10.0% (continued)
HSBC Holdings plc 56,724 892,606
Imperial Brands plc 32,646 1,370,810
InterContinental Hotels Group plc 3,687 518,130
J Sainsbury plc (1) 12,504 54,778
Next plc 1,110 204,351
Reckitt Benckiser Group plc 5,299 428,792
Rolls-Royce Holdings plc 66,770 1,032,646
Sage Group plc (The) 51,327 746,525
Tesco plc 115,006 683,921
Unilever plc 4,710 307,738
Vodafone Group plc 82,081 109,415
11,501,998
United States - 4 .2%
GSK plc 6,140 150,536
Holcim AG 1,641 159,752
Nestle SA (Registered) 8,205 814,421
Novartis AG (Registered) 9,803 1,350,814
Roche Holding AG 2,649 1,093,958
Shell plc 34,845 1,284,117
4,853,598
TOTAL COMMON STOCKS
(Cost $69,533,342) 113,300,517
PREFERRED STOCKS - 0.6%
Germany - 0 .6%
Henkel AG & Co. KGaA
(Preference)
(Cost $471,957) 7,806 636,851
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 5.5%
INVESTMENT COMPANIES - 5 .5%
Limited Purpose Cash Investment
Fund, 3.78% (1)(c)
(Cost $6,251,674) 6,251,674 6,251,674
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.0%
(Cost $76,256,973) 120,189,042
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.0)% (5,721,592)
NET ASSETS - 100.0% 114,467,450
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 13,933,626 12 .1%
Consumer Discretionary 10,567,416 9 .2
Consumer Staples 24,677,863 21 .6
Energy 7,173,705 6 .3
Financials 14,928,012 13 .0
Health Care 10,075,847 8 .8
Industrials 10,269,786 9 .0
Information Technology 10,694,829 9 .3
Materials 4,337,829 3 .8
Real Estate 1,790,734 1 .6
Utilities 5,487,721 4 .8
Investment Companies 6,251,674 5 .5
Total Investments In Securities
At Value 120,189,042 105 .0
Liabilities in Excess of Other
Assets (5,721,592) ( 5 .0 )
Net Assets
$ 114,467,450 100 .0%

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
* Non-income producing security.
† Represents less than 0.05% of net assets.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $4,588,199 of investments in securities, which represents 4.01% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2025 amounted to $57,244 of investments in securities, which represents 0.05% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
December 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.1%
Australia - 0 .9%
ANZ Group Holdings Ltd. (2) 5,829 140,931
BHP Group Ltd. (2) 70,375 2,123,856
Evolution Mining Ltd. (2) 19,086 159,726
Northern Star Resources Ltd. (2) 130,268 2,292,411
QBE Insurance Group Ltd. (2) 10,846 143,595
Rio Tinto Ltd. (2) 1,629 158,918
5,019,437
Belgium - 0 .1%
Ageas SA/NV (2) 7,819 547,806
KBC Group NV (2) 1,117 145,474
693,280
Canada - 2 .3%
Agnico Eagle Mines Ltd. 1,142 193,663
ARC Resources Ltd. 23,404 439,075
Bank of Nova Scotia (The) 7,065 521,067
Barrick Mining Corp. 41,254 1,797,076
Canadian Natural Resources Ltd. 11,166 378,207
Celestica, Inc. * 13,771 4,073,558
Empire Co. Ltd., Class A 4,069 141,469
Enbridge, Inc. 2,959 141,596
Fairfax Financial Holdings Ltd. 90 171,528
George Weston Ltd. 2,059 142,047
Great-West Lifeco, Inc. 3,173 156,483
Kinross Gold Corp. 5,486 154,522
Loblaw Cos. Ltd. 3,135 141,727
Lundin Gold, Inc. 1,962 162,987
Power Corp. of Canada 2,640 140,314
Royal Bank of Canada 943 160,761
Suncor Energy, Inc. 80,775 3,585,160
Toronto-Dominion Bank (The) 1,740 163,991
12,665,231
China - 0 .2%
Prosus NV (2) 17,633 1,091,817
Denmark - 0 .6%
Danske Bank A/S (2) 62,116 3,101,843
Finland - 0 .1%
Nordea Bank Abp (2) 24,851 467,553
France - 3 .2%
BNP Paribas SA (2) 50,943 4,819,567
Credit Agricole SA (2) 51,889 1,068,284
Safran SA (2) 2,378 828,298
Societe Generale SA (2) 77,973 6,277,140
Thales SA (2) 6,313 1,703,032
TotalEnergies SE (2) 36,914 2,406,719
17,103,040
Germany - 1 .8%
Allianz SE (Registered) (2) 5,305 2,452,912
Commerzbank AG (2) 118,948 5,020,156
Deutsche Bank AG (Registered) (2) 31,781 1,224,812
Deutsche Lufthansa AG
(Registered) (2) 14,460 142,054
Deutsche Telekom AG (Registered)
(2) 4,503 146,577
INVESTMENTS SHARES VALUE ($)
Germany - 1.8% (continued)
Mercedes-Benz Group AG (2) 3,526 244,430
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 224 147,411
Rheinmetall AG (2) 94 171,493
Talanx AG (2) 1,091 144,927
9,694,772
Italy - 1 .4%
Banco BPM SpA (2) 9,415 142,966
Intesa Sanpaolo SpA (2) 164,454 1,136,395
Leonardo SpA (2) 38,686 2,212,861
UniCredit SpA (2) 51,901 4,298,788
7,791,010
Japan - 5 .5%
Advantest Corp. (2) 12,700 1,605,889
Astellas Pharma, Inc. (2) 23,500 312,774
Dai-ichi Life Holdings, Inc. (2) 169,400 1,407,810
Daiichi Sankyo Co. Ltd. (2) 7,600 161,383
ENEOS Holdings, Inc. (2) 168,200 1,190,033
Honda Motor Co. Ltd. (2) 115,000 1,128,687
Japan Post Bank Co. Ltd. (2) 213,700 3,008,271
Japan Post Holdings Co. Ltd. (2) 17,700 186,760
Kansai Electric Power Co., Inc.
(The) (2) 9,000 141,342
LY Corp. (2) 147,400 392,224
Mitsubishi UFJ Financial Group,
Inc. (2) 46,400 736,418
Mizuho Financial Group, Inc. (2) 164,900 6,017,953
MS&AD Insurance Group Holdings,
Inc. (2) 6,600 154,948
Nexon Co. Ltd. (2) 57,300 1,399,638
Nippon Steel Corp. (2) 34,500 141,176
Nomura Holdings, Inc. (2) 19,900 165,776
NTT, Inc. (2) 143,600 144,963
ORIX Corp. (2) 5,600 163,785
Panasonic Holdings Corp. (2) 221,000 2,865,053
Rakuten Group, Inc. (2)* 21,500 137,771
Recruit Holdings Co. Ltd. (2) 35,700 2,006,039
Resona Holdings, Inc. (2) 54,300 516,812
Shionogi & Co. Ltd. (2) 7,900 142,989
SoftBank Corp. (2) 502,600 690,049
SoftBank Group Corp. (2) 44,800 1,256,790
Sony Financial Group, Inc. * 4,600 4,875
Sony Group Corp. (2) 5,500 141,080
Subaru Corp. (2) 6,600 142,106
Sumitomo Mitsui Financial Group,
Inc. (2) 5,200 167,239
Sumitomo Mitsui Trust Group, Inc.
(2) 19,700 600,355
Terumo Corp. (2) 9,800 142,445
Toyota Motor Corp. (2) 113,300 2,433,355
29,706,788
Netherlands - 1 .6%
ABN AMRO Bank NV, CVA (2)(a) 64,860 2,266,137
Argenx SE (2)* 219 184,736
ASML Holding NV (2) 494 532,295
ING Groep NV (2) 27,159 763,392

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.6% (continued)
NN Group NV (2) 61,927 4,777,335
8,523,895
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Spain - 1 .5%
Banco Bilbao Vizcaya Argentaria
SA (2) 8,373 196,407
Banco de Sabadell SA (2) 37,738 148,720
Banco Santander SA (2) 448,615 5,280,418
Bankinter SA (2) 8,570 142,049
CaixaBank SA (2) 152,599 1,865,695
Iberdrola SA (2) 6,766 146,507
Repsol SA (2) 8,206 153,111
7,932,907
Sweden - 0 .2%
Saab AB, Class B (2) 2,491 144,528
Svenska Handelsbanken AB, Class
A (2) 10,537 152,655
Swedbank AB, Class A (2) 14,670 508,977
Telefonaktiebolaget LM Ericsson,
Class B (2) 24,077 234,318
1,040,478
Switzerland - 0 .1%
Zurich Insurance Group AG (2) 669 506,234
United Kingdom - 3 .4%
AstraZeneca plc (2) 778 143,976
Aviva plc (2) 15,456 142,117
Barclays plc (2) 744,927 4,768,374
British American Tobacco plc (2) 2,658 150,684
HSBC Holdings plc (2) 9,894 155,691
International Consolidated Airlines
Group SA (2) 178,193 989,401
Lloyds Banking Group plc (2) 333,294 440,853
NatWest Group plc (2) 637,667 5,593,795
Rolls-Royce Holdings plc (2) 300,722 4,650,880
Vodafone Group plc (2) 1,194,126 1,591,781
18,627,552
United States - 64 .2%
AbbVie, Inc. 636 145,320
Accenture plc, Class A 522 140,053
Adobe, Inc. * 17,346 6,070,927
Airbnb, Inc., Class A * 12,811 1,738,709
Allstate Corp. (The) 704 146,538
Alnylam Pharmaceuticals, Inc. * 6,143 2,442,764
Alphabet, Inc., Class A 16,411 5,136,643
Alphabet, Inc., Class C 28,560 8,962,127
Altria Group, Inc. 53,906 3,108,220
Amazon.com, Inc. * 72,868 16,819,391
American International Group, Inc. 1,836 157,070
American Tower Corp., REIT 808 141,861
Ameriprise Financial, Inc. 303 148,573
Analog Devices, Inc. 516 139,939
Apple, Inc. 63,129 17,162,249
Arista Networks, Inc. * 27,962 3,663,861
AT&T, Inc. 5,745 142,706
INVESTMENTS SHARES VALUE ($)
United States - 64.2% (continued)
Atlassian Corp., Class A * 37,117 6,018,150
AutoZone, Inc. * 78 264,537
Bank of America Corp. 49,542 2,724,810
Bank of New York Mellon Corp.
(The) 1,278 148,363
Berkshire Hathaway, Inc., Class B * 8,704 4,375,066
Best Buy Co., Inc. 22,092 1,478,618
BioMarin Pharmaceutical, Inc. * 34,031 2,022,462
Booking Holdings, Inc. 815 4,364,594
BP plc (2) 24,623 143,600
Bristol-Myers Squibb Co. 100,198 5,404,680
Broadcom, Inc. 17,975 6,221,148
Capital One Financial Corp. 11,197 2,713,705
Centene Corp. * 148,110 6,094,727
Charles Schwab Corp. (The) 25,483 2,546,007
Charter Communications, Inc.,
Class A * 688 143,620
Chevron Corp. 946 144,180
Chewy, Inc., Class A * 73,345 2,424,052
Chubb Ltd. 20,678 6,454,017
Cigna Group (The) 537 147,799
Cisco Systems, Inc. 1,827 140,734
Citigroup, Inc. 27,075 3,159,382
CME Group, Inc. 511 139,544
Comcast Corp., Class A 76,239 2,278,784
Concentrix Corp. 3,648 151,684
ConocoPhillips 26,002 2,434,047
CVS Health Corp. 1,786 141,737
Dell Technologies, Inc., Class C 11,824 1,488,405
Delta Air Lines, Inc. 2,051 142,339
Devon Energy Corp. 3,915 143,406
Dollar General Corp. 22,891 3,039,238
DR Horton, Inc. 977 140,717
DraftKings, Inc., Class A * 101,085 3,483,389
Edison International 28,478 1,709,250
Edwards Lifesciences Corp. * 1,634 139,299
Elastic NV * 17,158 1,294,400
Electronic Arts, Inc. 694 141,805
Eli Lilly & Co. 164 176,248
Everest Group Ltd. 1,706 578,931
Exelixis, Inc. * 3,096 135,698
Expedia Group, Inc. 11,412 3,233,134
Exxon Mobil Corp. 48,636 5,852,856
F&G Annuities & Life, Inc. 879 27,117
FedEx Corp. 8,825 2,549,190
Fidelity National Financial, Inc. 14,664 800,508
Fidelity National Information
Services, Inc. 2,139 142,158
Ford Motor Co. 10,698 140,358
Freeport-McMoRan, Inc. 3,363 170,807
Gartner, Inc. * 608 153,386
GE Aerospace 24,172 7,445,701
GE Vernova, Inc. 6,114 3,995,927
General Dynamics Corp. 3,651 1,229,146
General Motors Co. 14,012 1,139,456
Gilead Sciences, Inc. 16,359 2,007,904
GoDaddy, Inc., Class A * 1,121 139,094
Haemonetics Corp. * 1,764 141,385
HCA Healthcare, Inc. 301 140,525
Holcim AG (2) 1,645 160,141

Schedule of Investments
December 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 64.2% (continued)
HP, Inc. 104,127 2,319,950
HubSpot, Inc. * 3,214 1,289,778
Intel Corp. * 13,148 485,161
International Business Machines
Corp. 532 157,584
Intuit, Inc. 1,389 920,101
Johnson & Johnson 13,326 2,757,816
Kinder Morgan, Inc. 5,165 141,986
Lam Research Corp. 1,378 235,886
Las Vegas Sands Corp. 58,208 3,788,759
Lockheed Martin Corp. 6,091 2,946,034
Lyft, Inc., Class A * 8,738 169,255
Marsh & McLennan Cos., Inc. 757 140,439
Mastercard, Inc., Class A 262 149,571
McDonald's Corp. 466 142,424
McKesson Corp. 3,890 3,190,928
Medpace Holdings, Inc. * 3,647 2,048,338
Merck & Co., Inc. 69,355 7,300,307
Meta Platforms, Inc., Class A 17,096 11,284,898
MetLife, Inc. 1,796 141,776
Micron Technology, Inc. 26,575 7,584,771
Microsoft Corp. 44,544 21,542,368
Morgan Stanley 874 155,161
MSCI, Inc., Class A 262 150,317
Nestle SA (Registered) (2) 1,454 144,323
Netflix, Inc. * 8,599 806,242
Newmont Corp. 31,169 3,112,225
Northrop Grumman Corp. 246 140,272
Novartis AG (Registered) (2) 38,897 5,359,851
Nutanix, Inc., Class A * 13,006 672,280
NVIDIA Corp. 119,807 22,344,005
Oracle Corp. 17,763 3,462,186
Palantir Technologies, Inc., Class
A * 33,739 5,997,107
Palo Alto Networks, Inc. * 2,487 458,105
PayPal Holdings, Inc. 21,022 1,227,264
PepsiCo, Inc. 983 141,080
Pfizer, Inc. 37,938 944,656
PG&E Corp. 205,548 3,303,156
Philip Morris International, Inc. 22,242 3,567,617
Phillips 66 1,108 142,976
Pinterest, Inc., Class A * 10,647 275,651
PNC Financial Services Group, Inc.
(The) 7,441 1,553,160
Procter & Gamble Co. (The) 1,008 144,456
Progressive Corp. (The) 638 145,285
Pure Storage, Inc., Class A * 2,078 139,247
QUALCOMM, Inc. 825 141,116
Regeneron Pharmaceuticals, Inc. 3,240 2,500,859
ROBLOX Corp., Class A * 57,547 4,663,033
Roche Holding AG (2) 400 165,188
Roche Holding AG (2) 349 147,378
Salesforce, Inc. 14,727 3,901,330
Sarepta Therapeutics, Inc. * 6,577 141,537
Seagate Technology Holdings plc 7,148 1,968,488
ServiceNow, Inc. * 923 141,394
Shell plc (2) 38,971 1,436,169
Snap, Inc., Class A * 92,424 745,862
Snowflake, Inc., Class A * 10,407 2,282,880
Swiss Re AG (2) 847 141,101
INVESTMENTS SHARES VALUE ($)
United States - 64.2% (continued)
Take-Two Interactive Software,
Inc. * 556 142,353
Teradyne, Inc. 722 139,750
Tesla, Inc. * 4,152 1,867,237
TJX Cos., Inc. (The) 974 149,616
T-Mobile US, Inc. 702 142,534
Travelers Cos., Inc. (The) 504 146,190
Tyson Foods, Inc., Class A 2,421 141,919
Uber Technologies, Inc. * 12,492 1,020,721
United Parcel Service, Inc., Class B 40,292 3,996,563
United Therapeutics Corp. * 323 157,382
UnitedHealth Group, Inc. 4,291 1,416,502
US Bancorp 2,601 138,789
Veeva Systems, Inc., Class A * 8,220 1,834,951
VeriSign, Inc. 11,385 2,765,986
Verizon Communications, Inc. 3,509 142,922
Vertiv Holdings Co., Class A 856 138,681
Visa, Inc., Class A 400 140,284
Walmart, Inc. 76,069 8,474,846
Walt Disney Co. (The) 43,210 4,916,002
Wells Fargo & Co. 1,500 139,800
Western Digital Corp. 13,919 2,397,826
Zoom Communications, Inc., Class
A * 42,057 3,629,099
Zscaler, Inc. * 623 140,125
346,310,081
TOTAL COMMON STOCKS
(Cost $330,358,403) 470,275,918
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)
(Cost $122,388) 1,294 157,918
SHORT-TERM INVESTMENTS - 9.7%
INVESTMENT COMPANIES - 9 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (b)(c) 16,621,620 16,621,620
Limited Purpose Cash Investment
Fund, 3.78% (b) 36,047,903 36,047,903
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,666,520) 52,669,523
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.8%
(Cost $383,147,311) 523,103,359
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.2%
‡
17,245,384
NET ASSETS - 100.0% 540,348,743

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 45,547,207 8 .4%
Consumer Discretionary 49,517,209 9 .2
Consumer Staples 19,337,627 3 .6
Energy 18,733,121 3 .5
Financials 102,065,479 18 .9
Health Care 48,194,541 8 .9
Industrials 36,774,098 6 .8
Information Technology 134,194,929 24 .8
Materials 10,627,509 2 .0
Real Estate 141,861 0 .0 †
Utilities 5,300,255 1 .0
Investment Companies 52,669,523 9 .7
Total Investments In Securities
At Value 523,103,359 96 .8
Other Assets in Excess of
Liabilities ‡ 17,245,384 3 .2
Net Assets
$ 540,348,743 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $2,266,137 of investments in securities, which represents 0.42% of net assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2025.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
December 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 EUR 1,066,719 $ 20,825
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 HKD 111,585,534 142,036
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.50%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 EUR 3,097,325 89,933
MSCI Netherlands
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.15%)
Monthly JPMC 03/18/2026 EUR (5,077,116) 11,262
MSCI Singapore Net
Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread
(1.00%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 SGD 72,920 1,449
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 SEK 9,158,355 12,333

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 ILS 4,607,014 $ 7,662
Total unrealized appreciation 285,500
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR (1,142,460) (1,249)
Swiss Market Index
March Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 03/20/2026 CHF (2,377,260) (14,878)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.20%)
Monthly JPMC 03/18/2026 AUD (11,056,204) (103,179)
MSCI Spain Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.07%)
Monthly JPMC 03/18/2026 EUR (7,508,645) (172,414)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread
(-0.03%)
Monthly JPMC 03/18/2026 CHF (2,302,322) (36,469)
Total unrealized depreciation (328,189)
Net unrealized depreciation $ (42,689)

Schedule of Investments
December 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2025

(Continued)
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 130 1/2026 EUR $ 12,457,355 $ 46,877
MSCI Singapore Index 64 1/2026 SGD 2,219,387 (8,045)
FTSE/MIB Index 58 3/2026 EUR 15,354,423 261,655
S&P 500 E-Mini Index 179 3/2026 USD 61,687,875 (122,414)
S&P/TSX 60 Index 26 3/2026 CAD 7,053,936 20,082
TOPIX Index 112 3/2026 JPY 24,407,048 196,520
Total of long contracts 394,675
Short Contracts
IBEX 35 Index (82) 1/2026 EUR (16,651,632) (243,596)
DAX Index (19) 3/2026 EUR (13,782,452) (227,544)
FTSE 100 Index (11) 3/2026 GBP (1,473,997) 1,995
SPI 200 Index (129) 3/2026 AUD (18,672,520) (178,307)
Total of short contracts (647,452)
Net unrealized depreciation $ (252,777)
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 28,550,500 USD 18,953,886 CITG 3/18/2026 $ 100,855
AUD 28,550,500 USD 18,953,848 JPMC 3/18/2026 100,893
CAD 61,991,824 USD 44,913,766 CITG 3/18/2026 392,076
CAD 61,991,824 USD 44,913,676 JPMC 3/18/2026 392,166
CHF 10,052,000 USD 12,764,970 CITG 3/18/2026 23,041
CHF 10,052,000 USD 12,764,945 JPMC 3/18/2026 23,066
DKK 319,000 USD 50,048 CITG 3/18/2026 355
DKK 319,000 USD 50,048 JPMC 3/18/2026 355
EUR 48,093,500 USD 56,127,224 CITG 3/18/2026 583,381
EUR 48,093,500 USD 56,127,112 JPMC 3/18/2026 583,493
GBP 7,754,500 USD 10,375,515 CITG 3/18/2026 75,241
GBP 7,754,500 USD 10,375,494 JPMC 3/18/2026 75,261
ILS 2,415,500 USD 742,911 CITG 3/18/2026 15,786
ILS 2,415,499 USD 742,910 JPMC 3/18/2026 15,788
JPY 1,486,647,294 USD 9,547,320 CITG 3/18/2026 2,807
JPY 1,486,647,294 USD 9,547,301 JPMC 3/18/2026 2,826
NOK 137,390,267 USD 13,452,344 CITG 3/18/2026 174,373
NOK 137,390,266 USD 13,452,317 JPMC 3/18/2026 174,400
NZD 10,642,429 USD 6,103,492 CITG 3/18/2026 40,636
NZD 10,642,430 USD 6,103,480 JPMC 3/18/2026 40,648
SEK 68,854,729 USD 7,260,113 CITG 3/18/2026 247,259
SEK 68,854,728 USD 7,260,098 JPMC 3/18/2026 247,273
SGD 1,489,362 USD 1,153,718 CITG 3/18/2026 10,417
SGD 1,489,362 USD 1,153,715 JPMC 3/18/2026 10,420
USD 420,507 CHF 329,500 CITG 3/18/2026 1,322
USD 420,508 CHF 329,500 JPMC 3/18/2026 1,322
USD 7,500,918 EUR 6,352,000 CITG 3/18/2026 10,805
USD 7,500,933 EUR 6,352,000 JPMC 3/18/2026 10,820
USD 46,314 HKD 359,500 CITG 3/18/2026 15
USD 46,314 HKD 359,500 JPMC 3/18/2026 15
USD 16,663 ILS 53,000 CITG 3/18/2026 16
USD 16,663 ILS 53,000 JPMC 3/18/2026 16

AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 15,470,483 JPY 2,395,000,000 CITG 3/18/2026 $ 85,156
USD 15,470,514 JPY 2,395,000,000 JPMC 3/18/2026 85,187
Total unrealized appreciation 3,527,490
CAD 6,059,151 USD 4,429,048 CITG 3/18/2026 (804)
CAD 6,059,151 USD 4,429,039 JPMC 3/18/2026 (795)
DKK 564,500 USD 89,349 CITG 3/18/2026 (155)
DKK 564,500 USD 89,349 JPMC 3/18/2026 (155)
EUR 1,060,000 USD 1,250,493 CITG 3/18/2026 (568)
EUR 1,060,000 USD 1,250,490 JPMC 3/18/2026 (566)
HKD 10,912,375 USD 1,406,315 CITG 3/18/2026 (952)
HKD 10,912,375 USD 1,406,312 JPMC 3/18/2026 (949)
ILS 9,000 USD 2,829 CITG 3/18/2026 (2)
ILS 9,000 USD 2,829 JPMC 3/18/2026 (2)
JPY 7,647,137,987 USD 49,582,472 CITG 3/18/2026 (457,748)
JPY 7,647,137,987 USD 49,582,373 JPMC 3/18/2026 (457,650)
NOK 25,744,734 USD 2,554,549 CITG 3/18/2026 (1,121)
NOK 25,744,734 USD 2,554,544 JPMC 3/18/2026 (1,116)
NZD 10,496,501 USD 6,086,915 CITG 3/18/2026 (27,034)
NZD 10,496,499 USD 6,086,902 JPMC 3/18/2026 (27,021)
SGD 20,500 USD 16,034 CITG 3/18/2026 (11)
SGD 20,500 USD 16,034 JPMC 3/18/2026 (11)
USD 19,757,648 AUD 30,249,468 CITG 3/18/2026 (430,992)
USD 19,757,688 AUD 30,249,469 JPMC 3/18/2026 (430,952)
USD 5,804,620 CAD 7,973,000 CITG 3/18/2026 (22,334)
USD 5,804,631 CAD 7,973,000 JPMC 3/18/2026 (22,322)
USD 51,613,843 CHF 41,077,500 CITG 3/18/2026 (644,367)
USD 51,613,946 CHF 41,077,500 JPMC 3/18/2026 (644,264)
USD 396,161 DKK 2,530,500 CITG 3/18/2026 (3,668)
USD 396,162 DKK 2,530,500 JPMC 3/18/2026 (3,667)
USD 18,330,291 EUR 15,583,000 CITG 3/18/2026 (44,777)
USD 18,330,328 EUR 15,583,000 JPMC 3/18/2026 (44,741)
USD 37,531,143 GBP 28,368,376 CITG 3/18/2026 (700,974)
USD 37,531,218 GBP 28,368,376 JPMC 3/18/2026 (700,899)
USD 16,161 ILS 52,001 CITG 3/18/2026 (173)
USD 16,160 ILS 51,999 JPMC 3/18/2026 (173)
USD 68,183 NZD 118,500 CITG 3/18/2026 (230)
USD 68,183 NZD 118,500 JPMC 3/18/2026 (230)
USD 27,667,682 SEK 255,500,000 CITG 3/18/2026 (190,005)
USD 27,667,738 SEK 255,500,000 JPMC 3/18/2026 (189,949)
USD 40,024 SGD 51,500 CITG 3/18/2026 (230)
USD 40,024 SGD 51,500 JPMC 3/18/2026 (230)
Total unrealized depreciation (5,051,837)
Net unrealized depreciation $ (1,524,347)

Schedule of Investments
AQR Funds | N-PORT Part F | December 2025
See notes to Schedule of Investments.
December 31, 2025 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CPI - Consumer Price Index
CVA - Dutch Certification
CVR - Contingent Value Rights
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.82%
Australian Bank-Bill Reference Rate (“BBR”): 3.55%
Euro Short-Term Rate (“ESTR”): 1.92%
Hong Kong Interbank Offered Rate (“HIBOR”): 3.08%
Shekel Interbank Offered Rate (“SHIRON”): 4.25%
Singapore Overnight Rate Average (“SORA”): 0.89%
Swiss Average Rate Overnight (“SARON”): -0.08%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | December 2025
December 31, 2025 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,069,524,508 $ – $ – $ 1,069,524,508
Investment Companies ......................... 76,146,627 – – 76,146,627
Futures Contracts * ............................. 203,959 – – 203,959
Total Assets $ 1,145,875,094 $ – $ – $ 1,145,875,094
– – – –
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 133,727,957 $ – $ 1,029 $ 133,728,986
Rights ...................................... – – 12,118 12,118
Investment Companies ......................... 4,188,637 – – 4,188,637
Total Assets $ 137,916,594 $ – $ 13,147 $ 137,929,741
– – – –
LIABILITIES
Futures Contracts * ............................. $ (115,253) $ – $ – $ (115,253)
Total Liabilities $ (115,253) $ – $ – $ (115,253)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 85,573,615 $ 582,870,958 $ – $ 668,444,573
Preferred Stocks
†
.............................. – 1,459,462 – 1,459,462
Investment Companies ......................... 38,147,405 – – 38,147,405
Futures Contracts * ............................. 116,355 – – 116,355
Total Assets $ 123,837,375 $ 584,330,420 $ – $ 708,167,795
– – – –

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | December 2025
December 31, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 34,464,407 $ 491,718,616 $ –
(a)
$ 526,183,023
Preferred Stocks
†
.............................. – 11,264,237 – 11,264,237
Investment Companies ......................... 26,609,138 – – 26,609,138
Futures Contracts * ............................. 369,829 – – 369,829
Total Assets $ 61,443,374 $ 502,982,853 $ –
(a)
$ 564,426,227
– – – –
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 571,889,197 $ – $ – $ 571,889,197
Investment Companies ......................... 27,605,651 – – 27,605,651
Futures Contracts * ............................. 12,942 – – 12,942
Total Assets $ 599,507,790 $ – $ – $ 599,507,790
– – – –
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 140,905,030 $ – $ 1,079 $ 140,906,109
Investment Companies ......................... 7,363,496 – – 7,363,496
Total Assets $ 148,268,526 $ – $ 1,079 $ 148,269,605
– – – –
LIABILITIES
Futures Contracts * ............................. $ (224,206) $ – $ – $ (224,206)
Total Liabilities $ (224,206) $ – $ – $ (224,206)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 41,344,420 $ 162,357,756 $ – $ 203,702,176
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 5,980,627 – – 5,980,627
Futures Contracts * ............................. 3,516 – – 3,516
Total Assets $ 47,328,563 $ 162,357,756 $ –
(a)
$ 209,686,319
– – – –
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,523,414,786 $ – $ – $ 1,523,414,786
Investment Companies ......................... 33,542,693 – – 33,542,693
Total Assets $ 1,556,957,479 $ – $ – $ 1,556,957,479
– – – –
LIABILITIES
Futures Contracts * ............................. $ (109,708) $ – $ – $ (109,708)
Total Liabilities $ (109,708) $ – $ – $ (109,708)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 18,244,322 $ 95,056,195 $ – $ 113,300,517
Preferred Stocks
†
.............................. – 636,851 – 636,851
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 6,251,674 – – 6,251,674
Total Assets $ 24,495,996 $ 95,693,046 $ –
(a)
$ 120,189,042
– – – –
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 351,282,436 $ 118,993,482 $ –
(a)
$ 470,275,918
Preferred Stocks
†
.............................. – 157,918 – 157,918
Investment Companies ......................... 52,669,523 – – 52,669,523
Total Return Swap Contracts * ..................... – 285,500 – 285,500
Futures Contracts * ............................. 527,129 – – 527,129
Forward Foreign Currency Exchange Contracts * ...... – 3,527,490 – 3,527,490
Total Assets $ 404,479,088 $ 122,964,390 $ –
(a)
$ 527,443,478
– – – –

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | December 2025
December 31, 2025 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR International Momentum Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Total Return Swap Contracts * ..................... $ – $ (328,189) $ – $ (328,189)
Futures Contracts * ............................. (779,906) – – (779,906)
Forward Foreign Currency Exchange Contracts * ...... – (5,051,837) – (5,051,837)
Total Liabilities $ (779,906) $ (5,380,026) $ – $ (6,159,932)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.